As filed with the U.S. Securities and Exchange Commission on November 25, 2020
1933 Act Registration No. 333-[ ]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No. ____
☐	Post-Effective Amendment No. ____
(Check appropriate box or boxes.)
INTREPID CAPITAL MANAGEMENT FUNDS TRUST
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (904) 246-3433

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Name and Address of Agent for Service)

Copies to:

Peter Fetzer, Esq.
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered:        Shares of beneficial interest, no par value per share, of the
Intrepid Endurance Fund

It is proposed that this filing become effective on the 30th day after filing, pursuant to Rule 488 under the Securities Act of 1933, as amended, unless effectiveness is accelerated as requested by the Registrant.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

The information in this Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Information Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY SHAREHOLDER LETTER, SUBJECT TO CHANGE, DATED NOVEMBER 25, 2020

Intrepid Disciplined Value Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-996-3863
[ ], 2020
Dear Shareholder,
We are sending this material to you because you are a shareholder of the Intrepid Disciplined Value Fund (the “Acquired Fund”), a series of Intrepid Capital Management Funds Trust (the “Trust”). After careful consideration, Intrepid Capital Management, Inc. (“Intrepid” or the “Adviser”), the Acquired Fund’s investment adviser, has recommended and the Board of Trustees (the “Board”) of the Trust has approved the reorganization of the Intrepid Disciplined Value Fund into the Intrepid Endurance Fund (the “Acquiring Fund”), also an existing series of the Trust (each, a “Fund,” and together, the “Funds”) (the “Reorganization”).
The Acquired Fund and the Acquiring Fund have identical investment objectives and similar investment strategies and risks. The Acquired Fund and the Acquiring Fund have an advisory fee of 1.00% (in connection with the Reorganization, the Acquiring Fund will implement the same breakpoint that the Acquired Fund has, resulting in an advisory fee of 0.80% for assets in excess of $500 million). The Acquiring Fund’s Investor Class has a lower total annual operating expense ratio than the Acquired Fund’s Investor Class (the Acquired Fund does not offer Institutional Class shares).
As further explained in the enclosed Information Statement/Prospectus, the Reorganization will be effected pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”). Pursuant to the Reorganization Agreement, holders of Investor Class shares of the Acquired Fund will receive the equivalent aggregate net asset value of Investor Class shares of the Acquiring Fund that the shareholder held immediately prior to the Reorganization. Institutional Class shares of the Acquired Fund are not currently available for sale. The shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Intrepid is the investment adviser for both the Acquired Fund and the Acquiring Fund. The Acquired Fund and the Acquiring Fund share members of the investment teams responsible for the management of each Fund; Matt Parker, CFA, CPA and Joe Van Cavage, CFA serve as members of the investment team for the Acquired Fund and are co-lead portfolio managers of the Acquiring Fund. Following the Reorganization, Mr. Parker and Mr. Van Cavage will continue to serve as co-lead portfolio managers of the Acquiring Fund.

It is expected that the Reorganization will be a tax-free exchange for shareholders of the Acquired Fund for federal income tax purposes. The expenses related to the Reorganization Agreement (excluding brokerage costs, if any), including the costs associated with the delivery of the enclosed Information Statement/Prospectus, will be shared by Intrepid and the Funds. Intrepid will pay 60% of the costs, the Acquired Fund will pay 20% of the costs, and the Acquiring Fund will pay the remaining 20% of the costs.
Intrepid and the Board believe that the Reorganization is in the best interests of each of the Acquired Fund and the Acquiring Fund and their respective shareholders, and that the interests of their respective shareholders will not be diluted as a result of the Reorganization. The Adviser and the Board believe that the Reorganization is in the best interest of shareholders because, among other things, the Funds have identical investment objectives and similar investment policies; there will be no change in the investment adviser or other fund service providers; the Funds share members of the investment team responsible for the day-to-day management of the Funds; the Acquiring Fund has lower operating expenses than the Acquired Fund (which will be contractually guaranteed by the Adviser for two years); the long-term viability of the Acquired Fund is in question due to its small size; the expectation that the Reorganization will be tax-free to shareholders of the Acquired Fund for U.S. federal income tax purposes; Acquired Fund shareholders may redeem or exchange their holdings of the Fund prior to the Reorganization being effected; and the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization and will receive shares in the Acquiring Fund equal in value at the time of the Reorganization to their shares in the Acquired Fund. Other factors considered by the Board are described further in the Information Statement/Prospectus.
Existing shareholders may redeem or exchange shares of the Intrepid Disciplined Value Fund in the ordinary course until the last business day before the closing of the Reorganization. The Intrepid Disciplined Value Fund will be closed to new purchases as of close of business on Thursday, January 14, 2021. However, reinvestment of dividends or distributions will be allowed in the ordinary course until the last business day before the closing of the Reorganization.
More information on the Acquiring Fund, the reasons for the proposed Reorganization and benefits to the Acquired Fund’s shareholders is contained in the enclosed Information Statement/Prospectus. You should review the Information Statement/Prospectus carefully and retain it for future reference.
We are providing this document for your information only, since shareholder approval is not required to effect the Reorganization under the Trust’s charter documents, Delaware state law or the laws of the Investment Company Act of 1940. The Trust’s charter documents provide the Board the power to merge assets and liabilities of the series of the Trust without shareholder approval. Additionally, certain rules under the Investment Company Act of 1940 permit a merger of affiliated companies without obtaining shareholder approval if certain conditions are met.
The Reorganization is expected to close on or about the end of business on January 22, 2021.
Sincerely,

_____________________
Mark F. Travis, President
Intrepid Capital Management, Inc.

PRELIMINARY INFORMATION STATEMENT/PROSPECTUS, SUBJECT TO CHANGE,
DATED NOVEMBER 25, 2020

INFORMATION STATEMENT/PROSPECTUS
December [ ], 2020
REORGANIZATION OF
Intrepid Disciplined Value Fund
(A series of Intrepid Capital Management Funds Trust)
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-996-3863
IN EXCHANGE FOR SHARES OF
Intrepid Endurance Fund
(A series of Intrepid Capital Management Funds Trust)
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-996-3863

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY
This Information Statement/Prospectus is being furnished to shareholders of the Intrepid Disciplined Value Fund (the “Acquired Fund”), a series of Intrepid Capital Management Funds Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between the Trust, on behalf of the Acquired Fund, a series of the Trust, and the Trust, on behalf of the Intrepid Endurance Fund (the “Acquiring Fund”). The Reorganization Agreement provides for the reorganization of the Acquired Fund into the Acquiring Fund (each, a “Fund,” and together, the “Funds”) (the “Reorganization”). The Trust is an open-end investment management company organized as a Delaware statutory trust. Intrepid Capital Management, Inc. (“Intrepid” or the “Adviser”) is the investment adviser to both the Acquired Fund and the Acquiring Fund. Intrepid will continue to be responsible for providing investment advisory and portfolio management services to the Acquiring Fund following the Reorganization.

If you need additional copies of this Information Statement/Prospectus, please contact Intrepid by calling 1-866-996-3863 or by writing Intrepid Capital Management Funds Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Additional copies of this Information Statement/Prospectus will be delivered to you promptly upon request. For a free copy of the Intrepid Disciplined Value Fund’s annual report for the fiscal year ended September 30, 2020, please contact Intrepid by calling 1-866-996-3863 or by writing Intrepid Capital Management Funds Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
How the Reorganization Will Work
•The Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund.
•The Acquiring Fund will issue that number of voting shares of beneficial interest to the Acquired Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Acquired Fund on the last business day preceding the closing of the Reorganization.
•The Acquiring Fund will open accounts for the Acquired Fund’s shareholders, crediting the shareholders of the Acquired Fund, in exchange for shares of the Acquired Fund, with that number of full and fractional shares of the Acquiring Fund that is equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Acquired Fund at the time of the Reorganization.
•The Intrepid Capital Management Funds Trust will then dissolve the Acquired Fund.
Intrepid and the Trust’s Board of Trustees (the “Board”) carefully considered the proposed Reorganization, as well as potential alternatives for the Acquired Fund, including its liquidation. After careful consideration, the Board approved the Reorganization. A copy of the form of the Reorganization Agreement is attached to this Information Statement/Prospectus as Appendix A. The Reorganization Agreement and the Reorganization are not required to be approved by the shareholders of the Acquired Fund. Accordingly, shareholders of the Acquired Fund are not being asked to vote on or approve the Reorganization Agreement or the Reorganization.
This Information Statement/Prospectus sets forth the basic information regarding the Reorganization Agreement and the Reorganization. You should read it and keep it for future reference.
For simplicity, actions are described in this Information Statement/Prospectus as being taken by either the Acquired Fund or the Acquiring Fund, although all actions are actually taken by the Trust, on behalf of the Acquired Fund and the Acquiring Fund.
The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Information Statement/Prospectus:
•The Prospectus and Statement of Additional Information for the Intrepid Disciplined Value Fund, dated January 31, 2020 (on file with the SEC (http://www.sec.gov) (File Nos. 811-21625; 033-118634) (Accession No. 0000894189-20-000954)), and as supplemented March 17, 2020 (on file with the SEC (http://sec.gov) (File No. 333-118634) (Accession No. 0000894189-20-002037)), is incorporated by reference.
•The Prospectus and Statement of Additional Information for the Intrepid Endurance Fund, dated January 31, 2020 (on file with the SEC (http://www.sec.gov) (File Nos. 811-21625; 033-118634) (Accession No. 0000894189-20-000954)), and as supplemented March 17, 2020 (on file with the SEC (http://sec.gov) (File No. 333-118634) (Accession No. 0000894189-20-002037)), is incorporated by reference.
•The Annual Report on Form N-CSR of Intrepid Capital Management Funds Trust for the fiscal year ended September 30, 2020 (on file with the SEC (http://www.sec.gov) (File No. 811-21625) (Accession No. [ ])), is incorporated by reference.

•The Statement of Additional Information relating to this Information Statement/Prospectus dated December [ ], 2020, is incorporated by reference.
This Information Statement/Prospectus will be mailed on or about December 28, 2020 to shareholders of record of the Intrepid Disciplined Value Fund as of November 30, 2020 (the “Record Date”).
Copies of these materials and other information about the Trust and the Funds are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:
Intrepid Endurance Fund
(a series of Intrepid Capital Management Funds Trust)
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-996-3863
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-996-3863
www.intrepidcapitalfunds.com
Shareholder approval is not required to effect the Reorganization. No action on your part is required to effect the Reorganization.
The SEC has not approved or disapproved the Intrepid Endurance Fund’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.
No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.
_____________________________________

SUMMARY
The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.
The Acquired Fund and Acquiring Fund have similar, although not identical, investment strategies. The Adviser’s investment approach regarding the Acquired Fund is to invest in a diversified portfolio of equity securities of companies of any size capitalization, while the Adviser’s investment approach regarding the Acquiring Fund is to invest in a diversified portfolio of equity securities of small capitalization companies. The Acquired Fund and Acquiring Fund may invest in a variety of equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depositary Receipts (“ADRs”). The Acquired Fund and Acquiring Fund are diversified within the meaning of the Investment Company Act of 1940, as amended (the “Investment Company Act”). Additionally, the Acquired Fund and Acquiring Fund may hold in excess of 25% of its assets in cash or cash equivalents at any time or for an extended time.
The advisory fee payable by each Fund to the Adviser is 1.00%. In connection with the Reorganization, the Acquiring Fund will implement the same breakpoint that the Acquired Fund has, resulting in an advisory fee of 0.80% for assets in excess of $500 million. Neither Fund currently has assets in excess of this amount. The Acquiring Fund’s Investor Class has a lower total annual operating expense ratio than the Acquired Fund’s Investor Class (the Acquired Fund does not offer Institutional Class shares).
As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets and liabilities of the Intrepid Disciplined Value Fund to the Intrepid Endurance Fund; (2) the issuance of shares of beneficial interest by the Intrepid Endurance Fund to the Intrepid Disciplined Value Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Intrepid Disciplined Value Fund, on the last business day preceding the closing of the Reorganization; (3) the opening of accounts by the Intrepid Endurance Fund for the Intrepid Disciplined Value Fund shareholders, the crediting of Intrepid Endurance Fund shares, in exchange for their shares of the Intrepid Disciplined Value Fund, with that number of full and fractional shares of the Intrepid Endurance Fund that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Intrepid Disciplined Value Fund at the time of the Reorganization; and (4) the ultimate redemption by the Trust of the shares of the Intrepid Disciplined Value Fund prior to its dissolution.
The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the U.S. federal income tax consequences of the Reorganization, see the sections entitled “Summary – U.S. Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – U.S. Federal Income Tax Consequences” in this Information Statement/Prospectus.

Comparison of the Intrepid Disciplined Value Fund to the Intrepid Endurance Fund

	Intrepid Disciplined Value Fund	Intrepid Endurance Fund
Form of Organization	A diversified series of the Trust, an open-end investment management company organized as a Delaware statutory trust.	Same.
Net Assets as of September 30, 2020 (the Funds’ most recent fiscal year end)	$19,173,117	$58,254,867
Investment Adviser and Portfolio Managers
Investment Adviser:
Intrepid Capital Management, Inc.
Portfolio Managers:
Clay Kirkland, CFA® has served as the portfolio manager of the Fund since 2018 and is a Vice President of the Adviser. Matt Parker, CFA®, CPA and Joe Van Cavage, CFA® have served as part of the investment team of the Fund since 2019.

Same.

Matt Parker, CFA®, CPA has served as co-lead portfolio manager of the Fund since 2019 and is a Vice President of the Adviser. Joe Van Cavage, CFA® has served as co-lead portfolio manager of the Fund since 2019 and is a Vice President of the Adviser. Hunter Hayes has served as part of the investment team since 2019.

Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year and Expense Limitations
Intrepid has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the Fund’s average daily net assets for the Investor Class shares of the Fund. The Fund does not offer Institutional Class.  This expense limitation agreement will continue in effect until January 31, 2022.

The actual Total Annual Operating Expenses for fiscal year ended September 30, 2020 were 1.84% for the Investor Class and the estimated Total Annual Operating expenses for fiscal year ended September 30, 2020 were 1.66% for the Institutional Class.

The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act, acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Effective January 22, 2021, in connection with the Reorganization, Intrepid has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the average daily net assets of the Investor Class shares. This contractual expense limitation will continue in effect until January 31, 2023.

The actual Total Annual Operating Expenses for fiscal year ended September 30, 2020 were 1.73% for the Investor Class and the actual Total Annual Operating expenses for fiscal year ended September 30, 2020 were 1.48% for the Institutional Class.
Same.

Investment Objective	The Fund seeks long-term capital appreciation. The Fund may change its investment objective without obtaining shareholder approval.	Same. Same.
Investment Policy	The Fund will limit its investment in foreign securities to 25% of its net assets.	Same.

Principal Investment Strategies	Under normal conditions, the Fund invests in a diversified portfolio of equity securities of companies.	Under normal conditions, the Fund primarily invests in a diversified portfolio of small capitalization companies. The Fund defines small capitalization companies to include companies having a capitalization that does not exceed the upper limit of the capitalization ranges of the highest of the Morningstar Small Cap Index, Index, the S&P SmallCap 600® Index or the Dow Jones US Small Cap Total Stock Market Index during the most recent 12 months. For the 12 months ended December 31, 2019 this limit was approximately $9.2 billion.

Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, warrants, options, ETFs and foreign securities, which include ADRs.	Same.
The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.	Same.
The Fund seeks to invest in equity securities whose future prospects are misunderstood or not fully recognized by the market.	Not applicable.
The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates. The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry. In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.	Same.

The Fund does not engage in short-term trading.	The Fund may engage in short-term trading.
In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional equity securities.
Same.
The Fund may hold in excess of 25% of its assets in cash or cash equivalents at any time or for an extended time. To the extent a Fund holds assets in cash (or cash equivalents) and is otherwise uninvested, the ability of the Fund to meet its objective may be limited. The Adviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances, including holding cash for temporary defensive positions as discussed below. The Fund’s cash levels are likely to increase in market environments in which the Adviser struggles to find undervalued investments because portfolio sale decisions are made based on valuation and are independent of whether the Fund has found a replacement idea. This can reduce the Fund’s performance in rising markets.
Same.

Under normal circumstances, the Fund typically will hold equity securities of approximately 20 to 75 different companies.

Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, ETFs and foreign securities, which include ADRs. When limiting their holdings to a relatively small number of positions, these Funds will invest in only the best ideas of the Adviser. However, so limiting the number of holdings may cause the performance of each Fund to be more volatile as each position is likely to have a more meaningful impact on performance than if the Fund had invested in a greater number of securities.	Under normal circumstances, the Fund typically will hold equity securities of approximately 12 to 50 different companies. Same.
Each Fund typically will hold a position until either the price reaches the target valuation level or the Fund determines that the price is unlikely to reach that level. Each Fund may hold stocks for several years or longer, if necessary.	Same.
Temporary Strategies	In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

The Fund may maintain a temporary defensive position for prolonged periods, until such time as it can find securities that meet its investment criteria. Even when the Fund is not taking a temporary defensive position, or the Adviser has not determined that is advisable to hold a significant cash position, the Fund will still hold some cash so that it can pay expenses, satisfy redemption requests, or take advantage of investment opportunities.	Same.

Fundamental and Non-Fundamental Investment Policies and Restrictions
For a more complete description of the Fund’s fundamental investment policies and restrictions, see Appendix B.

The Fund has adopted the following investment restrictions or policies which are matters of fundamental policy: (1) diversification, (2) selling securities short and writing options, (3) purchasing securities on margin, (4) borrowing money or issuing senior securities, (5) pledging, hypothecating or otherwise encumbering any of its assets to secure its borrowings, (6) acting as an underwriter of securities issued by others, (7) making loans, (8) concentrating its investments in any particular industry or group of industries, (9) making investments for the purpose of exercising control, (10) investing directly in real estate or interests in real estate, and (11) purchasing or selling physical commodities. The Fund’s fundamental policy cannot be changed without approval of shareholders.
Same. Same.

The Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) acquiring or retaining an security issued by a company, an officer or trustee of which is an officer or trustee of the Trust or an officer, trustee or other affiliated person of the Funds’ investment adviser, (2) investing more than 15% of its net assets in illiquid securities, and (3) purchasing the securities of other investment companies. The Fund’s non-fundamental policies may be changed by the Board without shareholder approval.
The Fund is a diversified series of the Trust.
Same. Same.

Management and Other Fees
Management Fee. The Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets and 0.80% of the Fund’s average daily net assets in excess of $500 million.
Administration Fees. The Fund pays a separate fee for administration, fund accounting and transfer agency services to as U.S. Bank Global Fund Services (“Fund Services”). Additionally, the Fund pays separate fees for custodial services to U.S. Bank, National Association (“U.S. Bank”).
In connection with the Reorganization, the Acquiring Fund will implement the same management fee schedule as the Acquired Fund. Same.
Distribution	Quasar Distributors, LLC provides distribution services to the Fund.	Same.
Buying Shares	You may buy shares directly from the Fund through its transfer agent or through third-party financial intermediaries.	Same.
Exchange Privilege	You may exchange your Fund shares for shares of other Intrepid Funds. You may also exchange your shares to and from the First American Retail Prime Obligations Fund Class A.	Same.
Selling Shares
The Fund will process redemption and exchange orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined for that day. The Fund will process redemption and exchange orders that they receive in good order after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open.
If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus. Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.
Same.

Comparison of Principal Risks of Investing in the Funds
A discussion regarding certain principal risks of investing in the Acquired Fund and the Acquiring Fund is set forth below. Where applicable, differences between the Acquired Fund and the Acquiring Fund have been highlighted. The Funds have similar principal risks, although there are some differences: ADR Risk is a principal risk of investing in the Acquired Fund only. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Funds’ Prospectus and the Statement of Additional Information. As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

Principal Risks of Investing in the Acquired Fund and the Acquiring Fund

•Cash Position Risk: The ability of a Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•Equity Securities Risks: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which a Fund invests.
•Exchange-Traded Fund (ETF) Risk:  ETFs are investment companies that trade like stocks. The price of an ETF is derived from and based upon the securities held by the ETF. However, like stocks, shares of ETFs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on a Fund’s investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly.
•Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments, such as less demanding regulatory requirements, less demanding financial reporting requirements, and less stable economies. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.
•Liquidity Risk:  The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Market Risk:  In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. The prices of the securities in which each Fund invests may decline for a number of reasons.

•Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower product lines and markets and more limited managerial and financial resources, and as a result may be more sensitive to changing economic conditions. Stocks of smaller companies are often more volatile and tend to have less trading volume than those of larger companies. Less trading volume may make it more difficult to sell securities of smaller companies at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.
•Value Investing Risk: A Fund may be wrong in its assessment of a company’s value or the market may not recognize improving fundamentals as quickly as the Fund anticipated. In such cases, the stock may not reach the price that reflects the intrinsic value of the company. There are periods when the value investing style falls out of favor with investors and in such periods a Fund may not perform as well as other mutual funds investing in common stocks.

Principal Risks of Investing in the Acquired Fund Only
•ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
Other Consequences of the Reorganization
Management Fee and Structure. Intrepid serves as the investment adviser to both the Acquired Fund and the Acquiring Fund. After the Reorganization, Intrepid will continue to serve as investment adviser to the Acquiring Fund. Under an investment advisory agreement with the Funds, each Fund compensates Intrepid for its investment advisory services as shown in the table below. For the twelve months ended September 30, 2020, Intrepid received the following net management fees as a percentage of average daily net assets. The “net” management fee reflects the amount received because Intrepid was required to either waive a portion of its fees or was entitled to recoup a portion of fees previously waived pursuant to the expense limitation agreement described below:

	Annual Advisory Fee	Net Advisory Fee Received (after waivers or recoupments)
Intrepid Disciplined Value Fund	1.00%	$129,663
Intrepid Endurance Fund	1.00%	$441,292
The investment advisory agreement is further described under “Additional Information About the Funds – Investment Advisory Agreement,” below.
Expense Limitation
The Adviser has contractually agreed to reduce its fees and/or reimburse the Acquired Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the average daily net assets for the Investor Class shares of the Fund (the “Acquired Fund Expense Cap”).  The Acquired Fund does not offer Institutional Class shares. This expense limitation agreement will continue in effect until January 31, 2022.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than this expense cap as a result of acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Effective January 22, 2021, in connection with the Reorganization, the Adviser has contractually agreed to reduce its fees and/or reimburse the Acquiring Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the Fund’s average daily net assets of the Investor Class shares and the Institutional Class shares (the “Acquiring Fund Expense Cap”). This contractual expense limitation will continue in effect until January 31, 2023. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.
Past Performance
The following performance information provides some indication of the risks of investing in the Funds. The bar charts below illustrate how shares of the Funds’ total returns have varied from year to year. The Funds’ past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future. Updated performance information is available on the Funds’ website at www.intrepidcapitalfunds.com. Performance related to the Intrepid Endurance Fund Institutional Class have been omitted because that share class is not subject to the proposed reorganization, as the Intrepid Disciplined Value Fund does not offer Institutional Class shares.
Intrepid Disciplined Value Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	December 31, 2011	9.86%
Worst Quarter	September 30, 2011	-13.58%

Intrepid Endurance Fund – Investor Class
Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	September 30, 2010	9.23%
Worst Quarter	September 30, 2011	-9.11%
Average Annual Total Returns
The first table below illustrates how the Intrepid Disciplined Value Fund’s average annual total returns over 1, 5 and 10 years compare with those of a broad measure of market performance, as well as additional indices that reflect the market in which the Intrepid Disciplined Value Fund invests. The second table below shows how the Intrepid Endurance Fund’s average annual returns over 1, 5 and 10 years compare with those of a broad measure of market performance. Average annual Total Returns related to the Intrepid Endurance Fund Institutional Class have been omitted because that share class is not subject to the proposed reorganization, as the Intrepid Disciplined Value Fund does not offer Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal stated income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Average Annual Total Returns as of December 31, 2019
Intrepid Disciplined Value Fund	1 Year	5 Year	10 Year
Investor Class
Return Before Taxes	9.33%	1.65%	5.92%
Return After Taxes on Distributions	9.21%	0.83%	4.51%
Return After Taxes on Distributions and Sale of Fund Shares	5.61%	1.14%	4.47%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	26.20%	9.03%	12.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes)	26.07%	8.07%	12.16%

Average Annual Total Returns as of December 31, 2019
Intrepid Endurance Fund	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	6.53%	0.93%	4.57%
Return After Taxes on Distributions	6.29%	0.48%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	3.97%	0.60%	3.40%
Morningstar U.S. Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	25.96%	7.81%	12.08%

The Funds’ Fees and Expenses
The following Summary of Fund Expenses shows the current fees and expenses for the Intrepid Disciplined Value Fund compared to the Intrepid Endurance Fund (based on the twelve months ended September 30, 2020) and the pro forma fees and expenses of the Intrepid Endurance Fund for the same period assuming the Reorganization had occurred on September 30, 2020. The Intrepid Disciplined Value Fund does not offer Institutional Class shares. Each of the Funds is subject to certain annual operating Fund expenses as indicated in the Summary below. Fund Fees and Expenses related to the Intrepid Endurance Institutional Class have been omitted because that share class is not subject to the proposed reorganization.
Summary of Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Intrepid Disciplined Value Fund (Investor)	Intrepid Endurance Fund (Investor)	Intrepid Endurance Fund (Investor) (Pro Forma)
Redemption/Exchange Fee (as a percentage of amount redeemed on shares held or 30 days or less)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Intrepid Disciplined Value Fund (Investor)	Intrepid Endurance Fund (Investor)	Intrepid Endurance Fund (Investor) (Pro Forma)
Management Fee	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.18%	0.25%	0.22%
Other Expenses	0.66%	0.48%	0.42%
Sub-Total Annual Fund Operating Expenses	1.84%	1.73%	1.64%
Acquired Fund Fees and Expenses(1)	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.86%	1.74%	1.65%
Expense Reduction/Reimbursement	-0.54%	-0.33%	-0.34%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(3)	1.32%	1.41%	1.31%

    (1)    As of the fiscal year ended September 30, 2020.
    (2)    The Total Annual Fund Operating Expenses for the Intrepid Disciplined Value Fund does not correlate to the ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section located in Appendix D of this Information Statement/Prospectus, which reflects the operating expenses of each Fund and does not include AFFE.
    (3)    Intrepid has contractually agreed to reduce its fees and/or reimburse the Intrepid Disciplined Value Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the average daily net assets for the Investor Class shares of the Fund. The Intrepid Disciplined Value Fund does not offer Institutional Class shares. This expense limitation agreement will continue in effect until January 31, 2022.  Effective January 22, 2021, in connection with the Reorganization, the Adviser has contractually agreed to reduce its fees and/or reimburse the Intrepid Endurance Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the Fund’s average daily net assets for the Investor Class shares of the Fund.  This contractual expense limitation will continue in effect until January 31, 2023. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. A Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Example
The Example is intended to help you compare the costs of investing in the Intrepid Disciplined Value Fund with the cost of investing in the Intrepid Endurance Fund, assuming the Reorganization has been completed. The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same (taking into account the Expense Cap for the Intrepid Disciplined Value Fund for the period ending January 31, 2022 and for the Intrepid Endurance Fund for the period ending January 31, 2023). An Example related to the Intrepid Endurance Fund Institutional Class has been omitted because that share class is not subject to the proposed reorganization. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Intrepid Disciplined Value Fund
Investor Class	$134	$532	$956	$2,136
Intrepid Endurance Fund
Investor Class	$144	$482	$880	$1,995
Intrepid Endurance Fund (Pro Forma)
Investor Class	$133	$452	$831	$1,896
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the twelve months ended September 30, 2020, the portfolio turnover rate for the Intrepid Disciplined Value Fund was 109% of the average value of its portfolio, and the portfolio turnover rate for the Intrepid Endurance Fund was 105% of the average value of its portfolio.
U.S. Federal Income Tax Consequences of the Reorganization
As a non-waivable condition to the Reorganization, the Funds will have received an opinion of counsel to the effect that the Reorganization will qualify as a “reorganization” for U.S. federal income tax purposes under Section 368(a) of the Code. As such, neither the Funds nor their shareholders will recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization. In addition, the tax basis and the holding period of the Acquiring Fund shares received by each shareholder of the Acquired Fund in the Reorganization will be the same as the tax basis and holding period of the Acquired Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the shares received, the shares given up must have been held as capital assets by the shareholder. In addition, the tax basis and holding period of the assets of the Acquired Fund will be the same when acquired by the Acquiring Fund in the Reorganization. See “Information About the Reorganization – U.S. Federal Income Tax Consequences,” below.
At any time before the Reorganization takes place, a shareholder may redeem or exchange shares of the Acquired Fund. Generally, such redemption would be a taxable transaction to the shareholder for U.S. federal income tax purposes.
* * * * * * * * * * * * *
The preceding is only a summary of certain information contained in this Information Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Information Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Intrepid Disciplined Value Fund and the Intrepid Endurance Fund, and the Reorganization Agreement. Shareholders should read this entire Information Statement/Prospectus carefully.
INFORMATION ABOUT THE REORGANIZATION
Reasons for the Reorganization. Intrepid is the investment adviser to both the Acquired Fund and the Acquiring Fund. The Acquired Fund Investor Class commenced operations on October 31, 2007, and the Acquiring Fund Investor Class commenced operations on October 3, 2005. The Acquired Fund and Acquiring Fund have very similar strategies. At the current asset size, the Acquired Fund is unable to support its own expenses without significant subsidy from the Adviser via the cap on Fund expenses.
Intrepid believes that combining the Acquired Fund and the Acquiring Fund will benefit shareholders of the Acquired Fund who wish to maintain investments in a similar strategy as the increase in the size of the investment portfolio will allow for more diversification of their investments through the Acquiring Fund, and lower total expenses, than the Acquired Fund. Combining the portfolios will reduce the likelihood that Intrepid will find it necessary to liquidate the Acquired Fund because it can no longer subsidize the expenses of the Acquired Fund. In considering Intrepid’s recommendation, the Board considered a number of factors which are discussed in more detail below, including potential alternatives to the Reorganization. Intrepid will pay 60% of the costs of the Reorganization, the Acquired Fund will pay 20% of the costs of the Reorganization, and the Acquiring Fund will pay the remaining 20% of the costs of the Reorganization.
Following the Reorganization, the investment advisory fee paid by shareholders of the Acquiring Fund will be the same as the investment advisory fee paid by shareholders of the Acquired Fund (i.e., 1.00% on the first $500 million of the Fund’s average daily net assets and 0.80% on the balance). Intrepid will maintain the Acquiring Fund Expense Cap through at least January 31, 2023. The Acquiring Fund Expense Cap for the Investor Share Class is 1.30%, which is the same as the current Acquired Fund Expense Cap for the Investor Class shares. For both Funds, the expense limitation does not cover interest on tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses (“AFFE”) and dividends and interest on short portions.
Reorganization Agreement. The Reorganization Agreement sets forth the terms by which the Acquired Fund will be reorganized into the Acquiring Fund. The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement. The following sections summarize the material terms of the Reorganization Agreement and the U.S. federal income tax treatment of the reorganization.
The Reorganization. The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, the Acquiring Fund will issue to the Acquired Fund that number of full and fractional Acquiring Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the Acquired Fund, calculated as of the closing date of the Reorganization (the “Closing Date”). The Acquired Fund will redeem its shares in exchange for the Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The Acquired Fund shareholders will receive the Acquiring Fund shares based on their holdings in the Acquired Fund as of the last business day preceding the Closing Date (the “Valuation Time”).
Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Acquired Fund as of the Valuation Time. Such shares will be held in an account with the Acquiring Fund identical in all material respects to the account currently maintained by the Acquired Fund for such shareholder.
Until the Valuation Time, shareholders of the Acquired Fund will continue to be able to redeem or exchange their shares at the net asset value next determined after receipt by the Acquired Fund’s transfer agent of a redemption request in good order. Redemption requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption of shares of the Acquiring Fund received in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Acquired Fund will be canceled on the books of the Acquiring Fund, and the transfer agent’s books of the Acquired Fund will be permanently closed.
The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Acquired Fund with respect to certain U.S. federal income tax issues, as more fully described in “U.S. Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on January 22, 2021, or such other date as is agreed to by the parties.
The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.
Repositioning of the Acquired Fund’s Portfolio Assets. Due to similarities in investment objective, investment strategies and risks, and size of each Fund, only a minor repositioning of the portfolio assets of the Acquired Fund is anticipated before the reorganization. There is no anticipated repositioning of portfolio assets of the Acquiring Fund, either before or after the Reorganization. In addition, Intrepid may continue to buy or sell portfolio securities in the normal course of business.
U.S. Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Acquired Fund. This discussion is based on the Code, applicable Treasury regulations, and U.S. federal administrative interpretations and court decisions in effect as of the date of this Information Statement/Prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.
This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of the Acquired Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.
In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.
Note: Acquired Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.
The Funds will receive an opinion from the law firm of Foley & Lardner to the effect that the Reorganization will qualify as a “reorganization” under Section 368(a) of the Code. As a reorganization, the Reorganization will not be taxable to the Acquiring Fund, the Acquired Fund or their shareholders for U.S. federal income tax purposes. Even though the Reorganization is expected to be tax-free, because the Reorganization will end the taxable year of the Acquired Fund, the Reorganization may accelerate taxable distributions from the Acquired Fund to the Acquired Fund Shareholders.
The cost basis and holding period of your Acquired Fund shares generally will carry over to the shares of the Acquiring Fund you receive as a result of the Reorganization, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

The tax opinion described above will be conditioned on certain representations and covenants made by the parties. If any of these representations or covenants is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders should consult their own tax adviser as to the specific tax consequences to them under the U.S. federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.
Prior to the Closing Date, the Acquired Fund will declare a distribution or distributions to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing date (after reduction for any capital loss carryforward). The Acquired Fund will declare and pay a dividend prior to the Closing Date to distribute any remaining accumulated net investment income or capital gains. To the extent that the Acquired Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire. Included in the total capital loss carryforward, the Acquired Fund has a remaining short-term capital carryforward of $595,538 that it inherited as result of the merger with the Intrepid Select Fund. These capital loss carryforwards are further subject to an annual limitation of $523,159 pursuant to Section 382. The Acquired Fund had late year losses of $90,117.
To the extent that the Acquiring Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire. The Acquiring Fund had late year losses of $527,204. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end September 30, 2020, or for any other tax years which are open for exam. As of September 30, 2020, the Acquiring Fund and the Acquired Fund’s open tax years include the tax years ended September 30, 2017 through 2020. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.
The Reorganization is expected to result in a limitation on the ability to use any capital loss carryforwards and any unrealized capital losses (once realized) inherent in the tax basis of the assets of the Acquiring Fund or the Acquired Fund (the “Limited Fund”). These limitations, pursuant to Section 382 of the Code, are imposed on an annual basis. Losses in excess of the limitation generally may be carried forward. The Section 382 limitation generally will equal the product of the net asset value of the Limited Fund immediately prior to the Reorganization and the "long-term tax-exempt rate," published by the IRS, in effect at such time. As of November 2020, the applicable long-term tax-exempt rate is 0.89%. No assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Reorganization.
In general, the limitation under Section 382 will apply to capital loss carryforwards and unrealized losses (once realized) of the Acquired Fund when its shareholders will hold less than 50% of the outstanding shares of the Acquiring Fund immediately following the Reorganization. Accordingly, it is expected that the limitation will apply to any losses of the Acquired Fund. Even if the Merger does not result in the limitation on the use of the Acquiring Fund's losses, future transactions by the Acquiring Fund may do so.
As of September 30, 2020, the Acquired Fund had short-term capital losses of $2,211,130. At September 30, 2020, the Acquiring Fund had short-term tax basis capital losses of $4,845,254 and long-term tax basis capital losses of $7,284,207.

In certain instances, under Section 384 of the Code, there may also be a limitation on using the Acquired Fund's capital loss carryforwards and unrealized losses (once realized) against the unrealized gains of the Acquiring Fund immediately prior to the Reorganization, or vice-versa, to the extent such gains are realized within five years following the Reorganization. Each Fund is expected to have capital loss carryovers and unrealized losses at time of the Reorganization. The ability to absorb losses in the future depends upon a variety of factors that cannot be known in advance. Even if capital loss carryforwards or unrealized losses (once realized) can be used, the tax benefit resulting from those losses may be delayed and will be shared by both the Acquired Fund and Acquiring Fund shareholders following the Reorganization. Therefore, Acquired Fund shareholders may pay more taxes, or pay taxes sooner, than such shareholder otherwise would have paid if the Reorganization did not occur.
Furthermore, in addition to the other limitations on the use of losses, Section 381 of the Code prescribes that, for the taxable year of the Reorganization, only that percentage of the Acquiring Fund's capital gain net income for such taxable year (excluding capital loss carryforwards) equal to the percentage of its year that remains following the Reorganization can be reduced by the Acquired Fund's capital loss carryforwards (as otherwise limited under Sections 382 and 384 of the Code, as described above). Moreover, even if the Reorganization does not result in the limitation on the use of either the Acquired Fund’s or the Acquiring Fund’s losses, prior or future transactions by the Acquired Fund or the Acquiring Fund may have doe or will do so.
Shareholders of the Acquired Fund may redeem their shares at any time prior to the closing of the Reorganization. Generally, such redemption would be a taxable transaction. Shareholders are advised to consult their own tax advisers on the U.S. federal income tax consequences of any such redemption, as well as the effects of state, local and non-U.S. tax laws.
It is not anticipated that a substantial portion of the securities held by the Acquired Fund will be disposed of in connection with the Reorganization to align the securities portfolio of the Acquired Fund with the securities portfolio of the Acquiring Fund. Any realignment could result in additional portfolio transaction costs to the Acquired Fund and increased taxable distributions to shareholders of the Acquired Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Reorganization will be distributed to the Acquired Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryovers), and such distributions will be taxable to shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Reorganization in connection with its normal investment operations.
Other U.S. federal income tax consequences are discussed in the Statement of Additional Information relating to this Information Statement/Prospectus.
Board Considerations
In considering and approving the Reorganization, the Board considered the future of the Acquired Fund and the advantages of reorganizing the Acquired Fund into the Acquiring Fund. Among other things, the Board also reviewed, with the assistance of counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided to the Board. The Board adopted resolutions in favor of the Reorganization of the Acquired Fund and the Acquiring Fund on November 17, 2020.

In considering the Reorganization, the Board took into account a number of additional factors. Some of the more prominent considerations are discussed further below. The Board considered the following matters, among others and in no order of priority:
•The Acquired Fund and the Acquiring Fund have an identical investment objective of seeking long-term capital appreciation and have materially similar principal investment strategies and risks;
•The Acquired Fund and the Acquiring Fund have the same fundamental investment restrictions;
•The Acquired Fund and the Acquiring Fund share members of the investment teams responsible for the management of each Fund; Matt Parker and Joe Van Cavage serve as members of the investment team for the Acquired Fund and are co-lead portfolio managers of the Acquiring Fund. Following the Reorganization, Mr. Parker and Mr. Van Cavage will continue to serve as co-lead portfolio managers of the Acquiring Fund.
•The Acquired Fund and the Acquiring Fund are of a similar size and have similar performance history. The Acquiring Fund has a longer operating history than the Acquired Fund. Both Funds invest in a diversified portfolio of equity securities; the Acquired Fund invests in companies of any size, while the Acquiring Fund invests in equity securities of small capitalization companies. The Acquired Fund typically will hold equity securities of approximately 20 and 75 different companies, while the Acquiring Fund will generally hold equity securities of approximately 12 to 50 different companies.
•The costs and expenses of any portfolio repositioning after the closing are not expected to be material to the shareholders of the combined Acquiring Fund;
•The Board will continue to oversee the Acquiring Fund;
•The Acquired Fund and the Acquiring Fund have the same management fee;
•The Total Annual Fund Operating Expenses and the contractual expense limitations of the Acquiring Fund are lower than or equal to the contractual expense limitations that Intrepid has agreed to maintain for the Acquired Fund;
•The Acquiring Fund will be the accounting/performance survivor in the Reorganization;
•The long-term viability of the Acquired Fund due to its small asset base;
•The Reorganization, as contemplated by the Reorganization Agreement, will be a tax-free reorganization;
•The total cost of the Reorganization is approximately $52,000, and the expenses will be shared by Intrepid and the Funds. Intrepid will pay 60% of the costs of the Reorganization, the Acquired Fund will pay 20% of the costs of the Reorganization, and the Acquiring Fund will pay the remaining 20% of the costs of the Reorganization.
•The interests of the current shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the Reorganization.
The Board also considered that Intrepid was subject to certain conflicts of interest in recommending the Reorganization. The Board noted and considered that the Reorganization would relieve Intrepid of the obligation to continue to subsidize the Acquired Fund, while retaining the assets by combining them with the Acquiring Fund.

The Board also considered alternatives to the Reorganization, such as the liquidation of the Acquired Fund. In considering the alternative of liquidation and its potential tax consequences to shareholders, the Board noted that (1) Acquired Fund shareholders not wishing to become part of the Acquiring Fund could redeem or exchange their shares of the Acquired Fund at any time prior to closing without penalty and (2) that the Reorganization would allow shareholders of the Acquired Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment strategy managed by the very same investment adviser and in a substantially similar manner.
Furthermore, the Board considered that Rule 17a-8(a)(3) under the Investment Company Act permits a merger of affiliated companies without obtaining shareholder approval if certain conditions are met as noted below:

•No fundamental policy of the merging company is materially different from the fundamental policy of the surviving company;
•No advisory contract between the merging company is materially different from an advisory contract of the surviving company;
•Trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders, will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and
•Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.
The Board determined that all these conditions had been met. After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board determined that the Reorganization is in the best interests of shareholders of each of the Acquired Fund and the Acquiring Fund and their respective shareholders and that the interests of their respective shareholders would not be diluted as a result of the Reorganization, and accordingly, unanimously approved the Reorganization of the Acquired Fund into the Acquiring Fund, and the Reorganization Agreement.
Costs and Expenses of the Reorganization. The Reorganization Agreement provides that the expenses of the Reorganization will be shared by Intrepid and the Funds. Intrepid will pay 60% of the costs of the Reorganization, the Acquired Fund will pay 20% of the costs of the Reorganization, and the Acquiring Fund will pay the remaining 20% of the costs of the Reorganization. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Information Statement/Prospectus; (b) postage and mailing; (c) printing; (d) accounting fees; and (e) legal fees incurred by the Board.
Capitalization. The following table sets forth the capitalization of the Intrepid Disciplined Value Fund and the Intrepid Endurance Fund, and on a pro forma basis the successor Intrepid Endurance Fund, as of September 30, 2020 after giving effect to the Reorganization. Information regarding the Institutional Share class for each Fund has been omitted because the class is not currently available for purchase and does not have any shareholders or assets.

Fund Capitalization as of September 30, 2020	Net Assets	Shares Outstanding		Net Asset Value Per Share

Intrepid Disciplined Value Fund
Investor	$19,173,117	1,906,054		$10.06

Intrepid Endurance Fund
Investor	$38,376,170	2,722,827		$14.09

Adjustments
Investor	—	-545,293	[1]	—

Intrepid Endurance Fund (Pro Forma)
Investor	$57,549,287	4,083,588		$14.09

(1)The decrease in Shares Outstanding is due to the net assets of the Intrepid Disciplined Value Fund purchasing shares of the Intrepid Endurance Fund.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Purchase, Redemption and Exchange Policies. The purchase, redemption and exchange policies for the Funds are identical and are highlighted below. For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix C.

Minimum Initial Investment for All Account Types	Subsequent Minimum Investment for All Account Types
Investor Class: $2,500	Investor Class: $100
Institutional Class: $250,000	Institutional Class: $100
Institutional Class shares of the Intrepid Disciplined Value Fund are not currently offered for purchase.
Distributions. The Funds will distribute substantially all of their net investment income annually. Each of the Funds distribute substantially all of their capital gains annually.
Tax Information. Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be taxable, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

Investment Advisory Agreement. Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (collectively, the “Advisory Agreements”), the Adviser furnishes continuous investment advisory services to the Funds.  The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund.  Under the Advisory Agreements, the Adviser, at its own expense and without separate reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds and maintaining their organization; bears all sales and promotional expenses of the Funds, other than distribution expenses paid by the Funds pursuant to the Funds’ Service and Distribution Plan, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and trustees of the Trust (except the fees paid to trustees who are not officers of the Trust).  In connection with the Reorganization, both the Acquired Fund and the Acquiring Fund pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets and 0.80% of the Fund’s average daily net assets in excess of $500 million.

The Funds pay all of their expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing the registration statements required under the Securities Act and the Investment Company Act and any amendments thereto, the expenses of registering their shares with the SEC and in various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions.  The Trust also pays the fees of trustees who are not officers of the Trust, auditing and accounting services, fees and expenses of any custodian having custody of assets of the Funds, expenses of calculating NAVs and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

Pursuant to the Advisory Agreements, the Adviser has undertaken to reimburse each Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00% (currently no state imposes such restrictions).

In addition, under separate agreements, the Adviser currently has contractually agreed to reduce its fees and/or reimburse each Fund to the extent necessary to ensure that net annual operating expenses of the Fund (excluding acquired fund fees and expenses) do not exceed a stated maximum percentage (“cap”) for the period ending on January 31, 2023.  Under these agreements, the Adviser may recapture waived fees and expenses it pays from a Fund for a three-year period under specified conditions (in no event may a Fund’s expenses exceed the expense limitation).  Intrepid has contractually agreed to reduce its fees and/or reimburse the Acquired Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the average daily net assets for the Investor Class shares. The Acquired Fund does not offer Institutional Class shares. Effective January 22, 2021, in connection with the Reorganization, Intrepid has contractually agreed to reduce its fees and/or reimburse the Acquiring Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the average daily net assets for the Investor Class shares.

Please refer to “Summary – Summary of Fund Expenses” which illustrates the pro forma operating expenses for the Acquiring Fund after giving effect to the Reorganization. A discussion regarding the Board’s basis for approving the investment advisory agreement for each Fund is included in the Funds’ semi-annual report to shareholders dated March 31, 2020.

Valuation. The Acquired Fund and Acquiring Fund have the same Valuation Policy, which is more fully discussed in Appendix C “Shareholder Information for the Funds.” There are no differences between the Valuation Policy of the Funds.
Description of the Securities to be Issued; Rights of Shareholders. Set forth below is a description of the Acquiring Fund shares to be issued to the shareholders of the Acquired Fund in the Reorganization. Also set forth below is a discussion of the rights of shareholders of each Fund. Because both Funds are series of the Trust, the Funds’ shares have identical characteristics.
The following is a summary of the material rights of shareholders of the Acquired Fund and the Acquiring Fund, but does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Trust’s Agreement and Declaration of Trust, and Intrepid Capital Management Funds Trust’s

Bylaws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”
Form of Organization. The Funds are series of the Trust, an open-end management investment company organized as a Delaware statutory trust on August 9, 2004. The Acquired Fund and the Acquiring Fund each currently offer only Investor Class shares to investors; the Institutional Class shares for the Acquired Fund is not currently available for purchase.
Shares of Beneficial Interest. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Acquired Fund and the Acquiring Fund are each a series, or mutual fund, formed by the Trust. Interests in the Acquired Fund and the Acquiring Fund are represented by shares of beneficial interest each with no par value. As of the date of this Information Statement/Prospectus, shares of two other series of the Trust are offered in the Funds’ prospectus and statement of additional information. The Trust may start additional series and offer shares of new funds under the Trust at any time.
Voting Rights. Each share of the Acquired Fund and the Acquiring Fund represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund. Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote. The Trust is not required to (nor does it) hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees. On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the Investment Company Act or other applicable law.
Shareholder Liability. Delaware law does not include an express provision relating to the limitation of liability of the beneficial owners of a Delaware statutory trust. The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of the Trust. The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.
Preemptive Rights. Shareholders shall have no preemptive or other right to subscribe to additional shares or other securities issued by the Trust or a Fund.
Fund Trustees and Officers. The Trust is managed by the Board. The persons sitting on the Board will continue to be the same after the Reorganization.
Investment Adviser. Each Fund’s investment adviser is Intrepid Capital Management, Inc., 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250. Intrepid has been providing investment advisory services since 1994. Intrepid is an SEC-registered investment adviser. As of September 30, 2020, the Adviser had over $392 million in assets under management.
Fund Management. Intrepid will continue to be responsible for providing investment advisory/portfolio management services to the Intrepid Endurance Fund following the Reorganization. Clay Kirkland, CFA is a portfolio manager of the Intrepid Disciplined Value Fund, and Matt Parker, CFA, CPA and Joe Van Cavage, CFA are members of the investment team for that Fund. Mr. Parker and Mr. Van Cavage serve as co-lead portfolio managers for the Intrepid Endurance Fund, and Hunter Hayes is a member of the investment team for that Fund. Following the Reorganization, Mr. Parker and Mr. Van Cavage will continue to serve as co-lead portfolio managers of the Intrepid Endurance Fund, and Mr. Hayes will remain a member of the Fund’s investment team.

Name	Title	Managed the Intrepid Endurance Fund Since
Matt Parker, CFA, CPA	Portfolio Manager	2019
Joe Van Cavage, CFA	Portfolio Manager	2019
Hunter Hayes	Investment Team member	2019

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

Other Fund Service Providers. The Funds use the services of U.S. Bank Global Fund Services as their transfer agent, administrator and fund accountant. The Funds also use the services of U.S. Bank, an affiliate of Fund Services, as their custodian. Upon completion of the Reorganization, Fund Services and U.S. Bank will continue to provide services to the Intrepid Endurance Fund.
Independent Auditors. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, is the independent registered public accounting firm for the Funds.

Ownership of Securities of the Funds. As of November 30, 2020 , the Record Date, the Funds had the following number of shares issued and outstanding. As of the same date, trustees and officers of the Intrepid Endurance Fund as a group owned [less than 1%] of the outstanding voting securities of each of the Funds. Ownership information related to the Intrepid Endurance Fund Institutional Class has been omitted because the share class is not subject to the proposed reorganization.

Shares Issued & Outstanding as of November 30, 2020
Intrepid Disciplined Value Fund
Investor	[ ]
Intrepid Endurance Fund
Investor	[ ]

As of November 30, 2020 , the Record Date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Intrepid Disciplined Value Fund and the Intrepid Endurance Fund:
Intrepid Disciplined Value Fund
Investor Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	[ ]	Record
Charles Schwab & Co Inc. 211 Main Street San Francisco, CA 94105-1905	[ ]	Record

Intrepid Endurance Fund
Investor Class Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co Inc. 211 Main Street San Francisco, CA 94105-1905	[ ]	Record

    Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the Investment Company Act) the Fund or that class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.
Interests of Certain Persons. Intrepid Capital Management, Inc. is the investment adviser to the Acquired Fund and the Acquiring Fund.
AVAILABLE INFORMATION
The Trust is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. The general public can review and copy information about the Funds (including the SAI) on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.
LEGAL MATTERS
Certain legal matters concerning the U.S. federal income tax consequences of the Reorganization and the issuance of shares of the Acquired Fund and the Acquiring Fund will be passed on by the law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
EXPERTS
The financial statements and financial highlights of the Intrepid Disciplined Value Fund and the Intrepid Endurance Fund, each a series of the Trust, incorporated in this Information Statement/Prospectus by reference from the Annual Report on Form N-CSR of Intrepid Capital Management Funds Trust for the fiscal year ended September 30, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial highlights have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

OTHER MATTERS
The Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Funds at the attention of Donald C. White c/o Intrepid Capital Management Funds Trust, 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, so that they are received within a reasonable time before any such meeting. The timely submission of a proposal does not guarantee its submission.
By order of the Board of Trustees,
/s/ Mark F. Travis
Mark F. Travis President,
Intrepid Capital Management Funds Trust

Appendix A
AGREEMENT AND PLAN OF REORGANIZATION
This Agreement and Plan of Reorganization (“Agreement”) is made as of November [ ], 2020 by and between Intrepid Capital Management Funds Trust, a Delaware statutory trust (the “Trust”), on behalf of its separate investment series listed on Schedule A (the “Acquiring Fund”) and the Trust, on behalf of its separate investment series also listed on Schedule A (the “Acquired Fund” and, together with the Acquiring Fund, the “Funds”). Intrepid Capital Management, Inc. is a party to this Agreement solely for purposes of paragraph 8.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquiring Fund and Acquired Fund.
This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the corresponding Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the corresponding Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).
WHEREAS, the Acquiring Fund and the Acquired Fund are each separate investment series of a registered open-end management investment company, and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest; and
WHEREAS, the Acquired Fund and the Acquiring Fund are each authorized to issue their shares of beneficial interest;
WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization; and
WHEREAS, the Board has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization; and
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
THE REORGANIZATION AND FUND TRANSACTIONS
1.1 The Reorganization. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), the Trust shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to the Acquiring Fund, and the Trust shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver to the Acquired Fund full and fractional Acquiring Fund Shares (to the third decimal place). The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.
Appendix A-1

1.2 Assets of the Acquired Fund. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Valuation Time, books and records of the Acquired Fund, and any other property owned by the Acquired Fund at the Valuation Time (collectively, the “Assets”).
1.3 Liabilities of the Acquired Fund. The Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus. The Acquiring Fund will assume all of its corresponding Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).
1.4 Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Fund will distribute the Acquiring Fund Shares received from its corresponding Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to the respective Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the respective Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue share certificates representing the Acquiring Fund Shares in connection with such exchange.
1.6 Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent (as defined in paragraph 3.3).
1.7 Filing Responsibilities of Acquired Fund. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.
ARTICLE II
VALUATION
2.1 Net Asset Value of the Acquired Fund. The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Fund.
2.2 Net Asset Value of the Acquiring Fund. The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.
2.3 Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the value of the per share net asset value of the Acquired Fund Shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2. The parties agreed that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund
Appendix A-2

Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.
2.4 Determination of Value. All computations of value hereunder shall be made in accordance with each Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund. The Trust and Acquired Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Acquired Fund which are also held by the Acquiring Fund.
2.5 Valuation Time. The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the business day immediately preceding the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).
ARTICLE III
CLOSING
3.1 Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of the Trust on or about January 22, 2021, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).
3.2 Transfer and Delivery of Assets. The Trust shall direct U.S. Bank, National Association (“U.S. Bank”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that: (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by U.S. Bank, on behalf of the respective Acquired Fund, to U.S. Bank, as custodian for the corresponding Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. U.S. Bank, on behalf of each of the Acquired Fund, shall deliver to U.S. Bank, as custodian of the corresponding Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of U.S. Bank and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.
3.3 Share Records. The Trust shall direct U.S. Bancorp Fund Services, LLC, in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the corresponding Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to each respective Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the corresponding Acquiring Fund.
Appendix A-3

3.4 Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 Representations and Warranties of the Acquired Fund. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Acquired Fund represents and warrants to the Acquiring Fund as follows:
4.1.1. The Acquired Fund is a duly established series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust and By-Laws, to own all of its properties and assets and to carry on its business as it is presently conducted.
4.1.2 The Trust is registered with the SEC as an open-end management investment company under the Investment Company Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.
4.1.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act, and such as may be required under state securities laws.
4.1.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the Investment Company Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.
4.1.5 At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, each corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.
4.1.6 The Trust is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which any Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquired Fund is a party or by which it is bound.
Appendix A-4

4.1.7 All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to each such Acquired Fund on or prior to the Effective Time.
4.1.8 Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against any Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund know of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
4.1.9 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at and for the year ended September 30, 2020 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be recorded in the financial statements, or disclosed in the notes thereto, in accordance with GAAP as of such date that are not disclosed therein.
4.1.10 Since September 30, 2020, there has not been any material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.
4.1.11 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.
4.1.12 At the end of its first taxable year since its commencement of operations, the Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date. Neither of the Acquired Fund has at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Fund’s books. The Acquired Fund have no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquired Fund at any time prior to the Closing
Appendix A-5

Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
4.1.13 All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund’s shares.
4.1.14 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
4.1.15 The Information Statement/Prospectus (as defined in paragraph 5.5), insofar as it relates to the Acquired Fund, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the Investment Company Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.
4.2 Representations and Warranties of the Acquiring Fund. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Acquiring Fund represent and warrant to the Acquired Fund as follows:
4.2.1 The Acquiring Fund is a duly established series of the Trust, which is a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.
4.2.2 At the Effective Time, the Trust will be registered with the SEC as an open-end management investment company under the Investment Company Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.
4.2.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the Investment Company Act and such as may be required under state securities laws.
4.2.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the Investment Company Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.
Appendix A-6

4.2.5 At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.
4.2.6 The Acquiring Fund are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of Intrepid Capital Management Funds Trust Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquiring Fund is a party or by which it is bound.
4.2.7 Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against an Acquiring Fund, or any Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect an Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund know of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.
4.2.8 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at and for the year ended September 30, 2020 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be recorded in the financial statements, or disclosed in the notes thereto, in accordance with GAAP as of such date that are not disclosed therein.
4.2.9 Since September 30, 2020, there has not been any material adverse change in any Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by an Acquired Fund in writing. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by an Acquiring Fund, the discharge of an Acquiring Fund’s liabilities, or the redemption of an Acquiring Fund’s shares by shareholders of an Acquired Fund shall not constitute a material adverse change.
4.2.10 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.
4.2.11 At the end of its first taxable year since its commencement of operations, the Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date. Neither of the Acquiring Fund has at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no
Appendix A-7

other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books. The Acquiring Fund have no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
4.2.12 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of each of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
4.2.13 The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Trust and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any Acquiring Fund’s shares.
4.2.14 The Information Statement/Prospectus, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the Investment Company Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.
ARTICLE V
COVENANTS AND AGREEMENTS
5.1 Conduct of Business. The Acquiring Fund and Acquired Fund will operate its business in the ordinary course consistent with Trust practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2 No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.3 Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.
Appendix A-8

5.4 Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.5 Information Statement/Prospectus. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of an Information Statement/Prospectus statement on Form N-14 (the “Information Statement/Prospectus”), in compliance with the 1934 Act and the Investment Company Act.
5.6 Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.
5.7 Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.
5.8 Other Instruments. The Acquired Fund and the Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
5.9 Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the Investment Company Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.
ARTICLE VI
CONDITIONS PRECEDENT
6.1 Conditions Precedent to Obligations of Acquired Fund. The obligations of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:
6.1.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.
6.1.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.
6.1.3 The Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.
6.1.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.
Appendix A-9

6.2 Conditions Precedent to Obligations of Acquiring Fund. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:
6.2.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.
6.2.2 The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of the Trust.
6.2.3 The Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request.
6.2.4 The Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.
6.2.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.
6.3 Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Acquired Fund or the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.
6.3.1 The Agreement and the transactions contemplated herein shall have been approved by the Board, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).
6.3.2 At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
6.3.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.
6.3.4 The Trust shall have received an opinion of Foley & Lardner LLP (“Foley”) the Reorganization will qualify as a “reorganization” under Section 368(a) of the Code. In rendering such opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement and on officers’ certificates and certificates of public officials if Foley so requests.
Appendix A-10

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
Such opinion shall be based on customary assumptions, limitations and such representations as Foley may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(d).
6.3.5 U.S. Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.
6.3.6 The Transfer Agent shall have delivered to the Trust a certificate of its authorized officer as set forth in paragraph 3.3.
6.3.7 The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.
6.3.8 Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.
ARTICLE VII
INDEMNIFICATION
7.1 Indemnification by the Acquiring Fund. The Trust, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund, and their trustees, officers, employees and agents (the “Intrepid Capital Management Funds Trust Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Intrepid Capital Management Funds Trust Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by an Acquiring Fund or the members of the Acquiring Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective trustees, officers or agents.
7.2 Indemnification by the Acquired Fund. The Trust, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund, and their trustees, officers, employees and agents (the “Intrepid Capital Management Funds Trust Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Intrepid Capital Management Funds Trust Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to he committed by the Acquired Fund or the members of the Acquired Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with
Appendix A-11

respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers or agents.
7.3 Liability of the Trust. The Trust understands and agrees that the obligations of either the Acquired Fund or the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Trust personally, but bind only the Acquired Fund and its property or the Acquiring Fund and its property. Moreover, no series of the Trust other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The Trust represents that it has notice of the provisions of the Intrepid Capital Management Funds Trust Declaration of Trust disclaiming such shareholder and trustee liability for acts or obligations of the Acquired Fund or Acquiring Fund.
ARTICLE VIII
BROKERAGE FEES AND EXPENSES
8.1 No Broker or Finder Fees. The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein,
8.2 Expenses of Reorganization. The expenses relating to the proposed Reorganization, which are estimated to be approximately $52,000, whether or not consummated, will be shared by Intrepid Capital Management, Inc. and the Funds. Intrepid will pay 60% of the costs, the Acquired Fund will pay 20% of the costs, and the Acquiring Fund will pay the remaining 20% of the costs. The costs of the Reorganization shall include, but not be limited to: costs associated with obtaining any necessary order of exemption from the Investment Company Act, preparing, printing and distributing the Information Statement/Prospectus and prospectus supplements of the Acquired Fund relating to the Reorganization, and expenses of winding down the operations and terminating the existence of the Acquired Fund; legal fees of counsel to each of the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.
8.3 Limit on Operating Expenses and Reimbursement Thereof. Effective upon the closing of the Reorganization, Intrepid Capital Management, Inc. shall waive all or a portion of its agreed to advisory fees with respect to the Acquiring Fund under the Acquiring Fund’s advisory agreement, and to reimburse the Acquiring Fund for operating expenses it incurs (if necessary) to the extent necessary to ensure that the total operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions and other costs incurred in with the purchase and sale of securities and extraordinary items) do not exceed 1.30% of the average daily net assets of the Investor class shares of the Acquiring Fund through January 31, 2023. For purposes of this Agreement, acquired fund fees and expenses are not operating expenses.
Intrepid Capital Management, Inc. has a right to receive reimbursement for fee reductions and/or expense payments made pursuant to this Agreement made in the prior three fiscal years, provided that after giving effect to such reimbursement total operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions and other costs incurred in with the purchase and sale of securities and extraordinary items) do not exceed 1.30% of the average daily net assets of the Investor class shares of the Acquiring Fund, in the year of reimbursement.
ARTICLE IX
AMENDMENTS AND TERMINATION
Appendix A-12

9.1 Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust or the Trust, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of the Acquired Fund pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without the Board’s further approval.
9.2 Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.
ARTICLE X
NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to the Trust: Intrepid Capital Management Funds Trust 1400 Marsh Landing Parkway, Suite 106 Jacksonville Beach, Florida 32250 Attention: Donald C. White, Secretary of the Trust	With copies (which shall not constitute notice) to: Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202-5306 Attention: Peter Fetzer, Esq

If to Intrepid Capital Management, Inc.:

Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
Attention: Donald C. White, Chief Financial Officer

ARTICLE XI
MISCELLANEOUS
11.1 Entire Agreement. The Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
11.2 Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.
11.3 Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
11.4 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
11.5 Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
Appendix A-13

11.6 Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [ ]th day of November 2020.

INTREPID CAPITAL MANAGEMENT FUNDS TRUST ON BEHALF OF THE ACQUIRING FUND By: /s/ Name: Mark F. Travis Title: President	INTREPID CAPITAL MANAGEMENT FUNDS TRUST ON BEHALF OF THE ACQUIRED FUND By: /s/ Name: Mark F. Travis Title: President

Solely for purposes of paragraphs 8.2 and 8.3 Intrepid Capital Management, Inc. By: /s/ Name: Donald C. White Title: Chief Financial Officer

Appendix A-14

SCHEDULE A

The Acquired Fund (the Acquired Fund is a series of Intrepid Capital Management Funds Trust	Reorganizes Into	The Acquiring Fund (the Acquiring Fund is a series of Intrepid Capital Management Funds Trust)
Intrepid Disciplined Value Fund Investor Class: ICMCX	→	Intrepid Endurance Fund Investor Class: ICMAX

Appendix A-15

Appendix B
Investment Policies and Restrictions
The investment policies and restrictions of the Intrepid Disciplined Value Fund and Intrepid Endurance Fund are described below. Unless otherwise specified, the investment restrictions and limitations are considered to be “fundamental” policies, and as such, may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the Investment Company Act) of the Intrepid Disciplined Value Fund and Intrepid Endurance Fund, respectively.

Intrepid Disciplined Value Fund (Acquired Fund)	Intrepid Endurance Fund (Acquiring Fund)
Diversification (Both Funds)
Each Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S government, its agencies or instrumentalities), if, as a result, as to 75% of the Fund’s total assets, more than five percent of its total assets would be invested in the securities of one issuer or the Fund would hold more than ten percent of the outstanding voting securities of any one issuer.

Selling Securities Short and Writing Options (Both Funds)
Each Fund may sell securities short and write put and call options to the extent permitted by the Investment Company Act.
Purchasing Securities on Margin (Both Funds)
The Funds may not purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions), except that each Fund may (i) borrow money to the extent permitted by the Investment Company Act, as provided in Investment Restriction No. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.
Borrowing and Issuing Senior Securities (Both Funds)
Each Fund may borrow money or issue senior securities to the extent permitted by the Investment Company Act.
Pledging Assets to Secure its Borrowings (Both Funds)
Each Fund may pledge, hypothecate or otherwise encumber any of its assets to secure its borrowings.
Underwriting Activities (Both Funds)
The Funds may not act as an underwriter or distributor of securities other than of its shares, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.

Making Loans (Both Funds)
The Funds may not make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.
Concentration (Both Funds)
The Funds may not invest 25% or more of its total assets (as of the time of purchase) in securities of non-governmental issuers whose principal business activities are in the same industry.
Investing for the Purpose of Exercising Control (Both Funds)
The Funds may not make investments for the purpose of exercising control or acquiring management of any company.
Purchase and Sale of Real Estate (Both Funds)
The Funds may not invest in real estate or real estate mortgage loans or make any investments in real estate limited partnerships.
Purchase and Sale of Commodities (Both Funds)
The Funds may not purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts, options on futures contracts and other similar instruments.
Appendix B-1

Non-Fundamental Investment Restriction Conflicts of Interest (Both Funds)
The Funds will not acquire or retain any security issued by a company, an officer or trustee of which is an officer or trustee of the Trust or an officer, trustee or other affiliated person of the Funds’ investment adviser.
Non-Fundamental Investment Restriction Liquidity (Both Funds)
The Funds will not invest more than 15% of the value of its net assets in illiquid securities.
Non-Fundamental Investment Restriction Investments in Other Investment Companies (Both Funds)
The Funds will not purchase the securities of other investment companies, except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of a Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission. No purchases described in (b) and (c) will be made if as a result of such purchases (i) a Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of a Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of a Fund’s net assets would be invested in shares of registered investment companies.

Appendix B-2

Appendix C
SHAREHOLDER INFORMATION FOR THE FUNDS

SHARE PRICES OF THE FUNDS

The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value (“NAV”). Each Fund normally calculates its NAV as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading. The NYSE is closed for trading on national holidays, Good Friday and weekends. The NYSE also may be closed for trading on national days of mourning or due to natural disasters or other extraordinary events or emergencies. The NAV is determined by adding the value of a Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding. Due to the fact that different expenses are charged to the Institutional Class and Investor Class shares of a Fund, the NAV of the two classes of a Fund may vary. Each Fund values money market instruments it holds at their amortized cost, as long as the Adviser determines that amortized cost approximates the fair value of the instruments under valuation procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Each Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Adviser under such valuation procedures.

Fair Value Pricing

The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell the security at the fair market value. Market quotations may not be available, for example if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. Market quotations of debt securities and equity securities not traded on a securities exchange may not be reliable if the securities are thinly traded. Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotations and the close of trading on the NYSE. Because some foreign markets are open on days when a Fund does not price its shares, the value of a Fund’s holdings (and correspondingly, a Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

With regard to foreign equity securities, the Funds may use a systematic fair valuation methodology provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on foreign exchanges. The Board of Trustees has approved the use of such independent pricing service. By fair valuing securities whose prices may have been affected by events occurring between the time a foreign exchange closes and the close of the NYSE, the Funds deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a Fund’s portfolio holdings and the net asset value of the Fund’s shares, and seek to help ensure that the prices at which the Funds’ shares are purchased and redeemed are fair.

Good Order

The Funds will process purchase orders and redemption orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. The Funds will process purchase orders and redemption orders that they receive in good order after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. An investor’s purchase order or redemption request will be considered in good order if the letter of instruction includes the name and class of the Fund, the dollar amount or number of shares to be purchased or redeemed, the signature of all registered shareholders, including a signature guarantee when required, and the account number. If an investor sends a purchase order or redemption request to the Funds’ corporate address, instead of to the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), the Funds will forward it to the Transfer Agent and the
Appendix C-1

effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the Transfer Agent.

Multiple Classes

The Intrepid Endurance Fund offers two classes of shares: Institutional Class shares and Investor Class shares. The Intrepid Disciplined Value Fund offers one class of shares: Investor Class shares. For the Intrepid Endurance Fund, each class of shares is designed for specific investors. The different classes of shares represent investments in the same portfolio of securities, but are subject to different expenses. Share classes may have different expenses which may affect their performance and may be subject to different investment minimums and other features.

PURCHASING SHARES

How to Purchase Shares from the Funds

1.    Read the Funds’ Prospectus carefully.

2.    Determine how much you want to invest keeping in mind the following minimums:

	Intrepid Endurance Fund Intrepid Disciplined Value Fund

a. New accounts	Investor Class	Institutional Class
Individual Retirement Accounts	$2,500	$250,000
All other Accounts	$2,500	$250,000
with automatic investment plan	$2,500	$250,000
b. Existing accounts
Dividend reinvestment	No Minimum	No Minimum
All other investments	$100	$100
with automatic investment plan	Monthly draw of $100	Monthly draw of $100

The minimum initial investment in the Institutional Class shares is $250,000, and this minimum may be waived at the Adviser’s sole discretion (please see the section entitled “Purchasing Shares from Other Servicing Agents” for more information). In its sole discretion, the Adviser may also allow the following to purchase Institutional Class shares of each Fund below the stated minimum investment amount: (i) members of the Board of Trustees and their immediate family members, (ii) employees of the Adviser and their immediate family members, and (iii) persons who aggregate at least $1 million into the Funds in a single purchase.

3.    Complete the New Account Application accompanying the Funds’ Prospectus, carefully following the instructions. For additional investments, complete the Invest by Mail form included with your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name and your name, address, and account number on a separate piece of paper along with your check. (The Funds have additional New Account Applications and Invest by Mail forms if you need them.) If you have any questions, please call 1-866-996-FUND.

4.    Make your check payable to the Fund you are purchasing. All checks must be in U.S. Dollars drawn on a domestic financial institution. The Funds will not accept payment in cash or money orders. The Funds do not accept postdated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Transfer Agent will charge a $25 fee against a shareholder’s account for
Appendix C-2

any payment, automatic investment purchase or electronic funds transfer returned for any reason. The shareholder will also be responsible for any losses suffered by a Fund as a result.

5.    Send the application and check to:

BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

Please do not send letters by overnight delivery service or express mail to the post office box address.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Making an Initial Investment by Wire

If you wish to open an account by wire, please contact the Funds’ Transfer Agent, at 1-866-996-FUND before you wire funds to make arrangements with a telephone service representative. The Funds’ Transfer Agent will require you to complete an account application which you may mail or send by overnight delivery service to the Transfer Agent. Upon receipt of your completed account application, the Funds’ Transfer Agent will establish an account and an account number for you. You may then instruct your bank to wire transfer your investment as set forth below.

Making a Subsequent Investment by Wire

To make a subsequent investment by wire, please contact the Funds’ Transfer Agent, at 1-866-996-FUND before you send your wire. This will alert the Funds to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to:
(name of Intrepid Fund) (add class, either Investor or Institutional)
(your name and account number)

Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the NYSE for you to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the
Appendix C-3

consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Purchasing Shares from Other Servicing Agents

Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as an investment alternative in the programs they offer or administer. Servicing Agents may:

•Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum purchase requirements.

•Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

•Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

•Be allowed to purchase shares by telephone with payment to follow within seven days. If the telephone purchase is made prior to the close of regular trading on the NYSE, it will receive same day pricing.

•Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf). If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds’ behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent, including fee information and procedures for purchasing and selling shares of a Fund. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not place your order on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, the Servicing Agent may be held liable for any resulting fees or losses.

Telephone Purchases

Unless declined on your New Account Application, the telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. This option will become effective approximately seven business days after the application form is received by the Transfer Agent. Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Funds’ shares. Your shares will be purchased at the NAV determined at the close of regular trading on the day your order is received provided your telephone order is received by or prior to market close. Telephone purchases may be made by calling 1-866-996-FUND. Please allow sufficient time to place your telephone transaction. Once your telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
Appendix C-4

Other Information about Purchasing Shares of the Funds

The Funds may reject any purchase order for any reason. The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Funds.

Shares of the Funds may be offered to only U.S. citizens and U.S. resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens. As noted, investors generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

The Funds will not issue certificates evidencing shares, although it will send investors a written confirmation for all purchases of shares.

The Funds offer an Automatic Investment Plan (“AIP”) allowing shareholders to make purchases of shares on a regular and convenient basis. The minimum purchase for an AIP is $100. You may select the day of the month, either monthly or quarterly, on which you would like your automatic investment to occur. To establish an AIP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the Transfer Agent. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request. The AIP may be modified or terminated by the Funds at any time. Investors should submit modifications or terminations by calling 1-866-996-FUND five days prior to effective date. Please call if you have any additional questions about establishing an AIP.

If you have elected an AIP, wire redemption, electronic funds transfer (“EFT”) purchases, EFT redemptions or a systematic withdrawal plan (see “Other Redemption Considerations” below), please include (attach) a voided check or savings deposit slip with your application. The Fund is unable to debit or credit mutual fund or pass-through accounts. Please contact your financial institution to determine if it participates in the ACH system.

The Funds also offer the following retirement plans:

•Traditional Individual Retirement Account (“IRA”)
•Roth IRA
•SEP-IRA
•SIMPLE-IRA
•Coverdell Education Savings Account

Investors can obtain further information about the automatic investment plan and the IRAs by calling the Funds at 1-866-996-FUND. The Funds recommend that investors consult with a competent financial and tax advisor regarding any IRA before investing through them.

Anti-Money Laundering Compliance

The Funds and their distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds’ distributors may request additional information from you to verify your identity and source of funds.

In compliance with the USA Patriot Act of 2001, please note that the Funds’ Transfer Agent, will verify certain information on your New Account Application as part of the Funds’ anti-money laundering program. As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of the legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.) you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-866-996-FUND if you need additional assistance completing your New Account Application.
Appendix C-5

If the Funds or the Funds’ distributors do not have reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until clarifying information is received. The Funds also reserve the right to close an account within five business days if clarifying information or documentation is not received. If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to “freeze” a shareholder’s account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or their distributors to inform the shareholder that it has taken the actions described above.

Householding

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-866-996-FUND. We will begin sending you individual copies 30 days after receiving your request.

REDEEMING SHARES

How to Sell Shares by Mail

1.    Prepare a letter of instruction containing:

•The name and class of the Fund(s);
•Account number(s);
•The amount of money or number of shares being redeemed;
•The name(s) on the account and
•Daytime phone number.

The Funds may require additional information for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds’ Transfer Agent, in advance, at 1-866-996-FUND if you have any questions.

2.    Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

3.    Have the signatures guaranteed by a Medallion program member or a non-Medallion program member in the following situations:

•When a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•The redemption request is in excess of $100,000;
•When redemption proceeds are sent or payable to any person, address or bank account not on record; or
•If ownership on your account is being changed.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. The Funds, at their sole discretion, may waive the signature guarantee requirements in certain instances.
Appendix C-6

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notarized signature is not an acceptable signature guarantee.

4.    Send the letter of instruction to:

BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
Shareholder Services Center
P.O. Box 701
Milwaukee, WI 53201-0701

BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
3rd Floor
615 East Michigan Street
Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

How to Sell Shares by Telephone

1.    You may redeem a minimum of $100 and up to $100,000 by telephone unless you declined this option on your New Account Application.

2.    Assemble the same information that you would include in the letter of instruction for a written redemption request.

3.    Call U.S. Bank Global Fund Services at 1-866-996-FUND. Please do not call the Funds or the Adviser.

4.    Once a telephone transaction has been placed, it cannot be canceled or modified.

How to Sell Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price

The redemption price per share you receive for redemption requests is the next determined NAV after:

•Fund Services receives your written request in good order with all required information; or
•Fund Services receives your authorized telephone request in good order with all required information.

Appendix C-7

If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

Payment of Redemption Proceeds

•For those shareholders who redeem shares by mail, Fund Services will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.
•For those shareholders who redeem by telephone, Fund Services will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire. Fund Services generally wires redemption proceeds on the business day following the calculation of the redemption price. There is a $15 fee for each wire transfer. Proceeds may also be sent to a predetermined bank account by EFT through the ACH network if the shareholder’s financial institution is a member. There is no charge to have proceeds sent via ACH, however, funds are typically credited within two days after redemption. However, the Funds may direct Fund Services to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.
•For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures, typically no later than the seventh day after the redemption request.
•The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions.
•The Funds reserve the right to redeem in-kind as described under “Other Redemption Considerations” below. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. The Funds have in place a line of credit that may be used to meet redemption requests during regular or stressed market conditions.

Other Redemption Considerations

The Funds offer a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check be drawn in a particular amount be sent to them each month, calendar quarter, or annually. Payment can be made by sending a check to your address of record, or funds may be sent directly to your pre-determined bank account via the ACH network. To establish a SWP, your account must have a value of at least $10,000 for Investor Class shares ($350,000 for the Institutional Class shares), and the minimum amount that may be withdrawn each month, quarter or year is $100. The SWP may be terminated or modified by the Funds at any time. The shareholder should submit any termination or modification to the Transfer Agent five days prior to effective date. To establish a SWP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the Transfer Agent. A signature guarantee may be required. Your withdrawals may, over time, deplete your original investment—or exhaust it entirely if you make large and frequent withdrawals. Please call 1-866-996-FUND if you have additional questions about establishing a SWP.

When redeeming shares of the Funds, shareholders should consider the following:

•The redemption may result in a taxable gain or loss.
•Shareholders who redeem shares held in an IRA must indicate on their written redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to U.S. federal income tax withholding. Shares held in IRA accounts may be redeemed by telephone at 1-866-996-FUND. IRA investors will be asked whether or not to withhold taxes from any distribution.
Appendix C-8

•As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.
•If you purchased shares by check or EFT, the Funds may delay the payment of redemption proceeds until it is reasonably satisfied the check or transfer of funds have cleared (which may take up to 10 calendar days from the date of purchase).
•The Transfer Agent will send the proceeds of redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.
•The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and the Transfer Agent may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor the Transfer Agent will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement and may encounter higher than usual call waits. Telephone trades must be received by or prior to market close. Please allow sufficient time to place your telephone transaction. If a Servicing Agent or shareholder cannot contact the Transfer Agent by telephone, they should make a redemption request in writing in the manner described earlier.
•If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. The Funds may change, modify or terminate their telephone privileges at any time upon at least a 60-day notice to shareholders.
•The Transfer Agent currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.
•The Funds may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example and not limited to, (1) if the shareholder fails to provide the Funds with identification required by law; (2) if the Funds are unable to verify the information received from the shareholder; and (3) to reimburse a Fund for any loss sustained by reason of the failure of the shareholder to make full payment for shares purchased by the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.
•If you hold Investor Class shares of a Fund and your account balance falls below $500 (for any reason), you will be given 60 days’ written notice to make additional investments so that your account balance is $500 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.
•While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests “in kind.” This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption “in kind” may incur costs to subsequently dispose of such securities.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. If the Funds are unable to locate a shareholder, they will determine whether the shareholder’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of a Fund’s shares may harm Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs and potentially diluting the value of its shares. Accordingly, the Board of Trustees discourages frequent repurchases and redemptions of shares of the Funds by:

Appendix C-9

•Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares.
•Imposing a 2.00% redemption fee on redemptions of shares held for 30 days or less. The 2.00% redemption fee does not apply to exchanges between Funds. In addition, the redemption fee will not apply to: (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan, and systematic exchange plans.

The Funds rely on intermediaries to determine when a redemption occurs on shares held for 30 days or less. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, because each Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Funds cannot always detect market timing. As a consequence, each Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

EXCHANGING SHARES

Shares of each class of the Funds may be exchanged for shares in an identically registered account of the corresponding class of another Intrepid Fund at their relative NAVs (as long as you otherwise meet the investment minimum of that class), and the 2.00% redemption fee does not apply to exchanges between Funds. You may have a taxable gain or loss as a result of an exchange because an exchange is treated as a sale of shares for U.S. federal income tax purposes.

You may also exchange your shares to and from the First American Retail Prime Obligations Fund Class A (the “First American Fund”), subject to a 2% redemption fee on redemptions of Fund shares held for 30 days or less, if applicable. Although the First American Fund is not affiliated with the Adviser, the exchange privilege is a convenient way for you to purchase shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund’s current prospectus and the necessary exchange authorization forms, call the Funds’ Transfer Agent at 1-866-996-FUND. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the First American Fund.

How to Exchange Shares

1.    Read this Prospectus carefully and, if applicable, the Prospectus of the First American Fund.
2.    Determine the number of shares or dollars you want to exchange and contact the Transfer Agent by telephone if you did not decline telephone options, or in writing. Please keep in mind that your telephone exchange is subject to a $100 minimum. If you are exchanging into the First American Fund, the minimum exchange amount to a new account is $2,500.
3.    Write to Intrepid Capital Management Funds Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or call Fund Services at 1-866-996-FUND. Fund Services charges a $5.00 fee for each telephone exchange. There is no charge for a written exchange.

Appendix C-10

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each of the Acquired Fund and the Acquiring Fund distribute substantially all of their net investment income annually. Each of the Funds distribute substantially all of their capital gains annually.

You have four distribution options:

•Automatic Reinvestment Option: Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•All Cash Option: Both dividend and capital gains distributions will be paid in cash.
•Reinvest all dividend distributions and receive capital gain distributions in cash.
•Reinvest all capital gain distributions and receive dividend distributions in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at that Fund’s then current NAV and to reinvest all subsequent distributions.

You may make this election on the New Account Application. You may change your election by writing to U.S. Bank Global Fund Services or by calling 1-866-996-FUND at least 5 days prior to record date.

The following discussion regarding U.S. federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the SAI for additional U.S. federal income tax information.

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (a “RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.

Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to U.S. federal, state, and local income tax. These distributions may be taxed as ordinary income, dividend income, or long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

If you purchase shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase shares of a Fund that has appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. Each Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Each Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year. You should be aware that an exchange of shares in a Fund for shares in other Funds is treated for U.S. federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to U.S. federal income tax.

Appendix C-11

In general, when a shareholder sells Fund shares, the Fund must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss and holding period in the sold shares using a specified method for determining which shares were sold. You are not bound by this method and, if timely, can choose a different, permissible method. Please consult with your tax advisor.

If you hold shares in a Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.

When you receive a distribution from a Fund or redeem shares, you may be subject to backup withholding.

DISTRIBUTION OF SHARES

The Trust has adopted a Service and Distribution Plan (the “Plan”). The Plan was adopted in anticipation that the Investor Class shares of the Funds, will benefit from the Plan through increased sale of shares, thereby reducing the expense ratio of each Fund’s Investor Class of shares and providing the Adviser greater flexibility in management. The Plan authorizes payments by each Fund’s Investor Class in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the average daily net assets of each Fund’s Investor Class of shares. Amounts paid under the Plan by the Investor Class may be spent by a Fund on any activities or expenses primarily intended to result in the sale of Investor Class shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one that a Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

The Plan may be terminated by a Fund at any time by a vote of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b-1 Trustees”) or by a vote of a majority of the outstanding shares of the Fund. Messrs. Broaddus, Osterman, and Vandergriff are currently the Rule 12b-1 Trustees. Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires the approval of the Board of Trustees, including the Rule 12b-1 Trustees, and a majority of the Fund’s outstanding shares.

While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust will be committed to the discretion of the trustees of the Trust who are not interested persons of the Trust. The Board of Trustees of the Trust must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or officers of the Trust. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.
Qualification as a Regulated Investment Company

It is intended that each Fund will qualify for treatment as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in
Appendix C-12

stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its gross assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting the diversification requirement of clause (i)(B), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If a Fund fails to satisfy any of the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.

In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the first year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

Moreover, a Fund may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

Appendix C-13

If, for any taxable year, a Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Appendix C-14

Appendix D
FINANCIAL HIGHLIGHTS
It is anticipated that following the Reorganization, the Intrepid Endurance Fund will be the accounting survivor of the Intrepid Disciplined Value Fund. The following financial highlights are intended to help you understand the Intrepid Disciplined Value Fund’s financial performance for the fiscal years shown below compared to the financial performance of the Intrepid Endurance Fund. Certain information reflects financial results for a single Fund share. “Total return” illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements and financial highlights which have been audited by Deloitte & Touche LLP, whose report along with each of the Intrepid Disciplined Value Fund’s and the Intrepid Endurance Fund’s financial statements and financial highlights, is included in the Annual Report for the fiscal year ended September 30, 2020. The financial statements and financial highlights relating to the Acquired Fund and the Acquiring Fund have been incorporated by reference into the SAI. Financial Highlights related to the Intrepid Endurance Fund Institutional Class have been omitted because that share class is not subject to the proposed reorganization.
Intrepid Endurance Fund – Investor Class

	Year Ended September 30,
	2020	2019	2018	2017	2016
NET ASSET VALUE:
Beginning of year	$13.56	$13.89	$14.46	$14.55	$13.70
OPERATIONS:
Net investment income (loss)(1)(2)	(0.07)	0.08	0.04	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investment securities	0.71	(0.34)	(0.10)	0.12	1.08
Total from operations(3)	0.64	(0.26)	(0.06)	0.05	1.03
LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.07)	(0.01)	—	(0.18)
From net realized gains	—	—	(0.50)	(0.14)	—
Total distributions	(0.11)	(0.07)	(0.51)	(0.14)	(0.18)
NET ASSET VALUE:
End of year	$14.09	$13.56	$13.89	$14.46	$14.55
Total return	4.72%	-1.85%	-0.49%	0.36%	7.63%
Net assets at end of year (000s omitted)	$38,376	$51,076	$75,405	$125,433	$181,001
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.73%	1.55%	1.48%	1.46%	1.46%
After expense reimbursement/recoupment	1.40%	1.38%	1.37%	1.40%	1.40%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(0.87)%	0.41%	0.14%	(0.18)%	(0.34)%
After expense reimbursement/recoupment	(0.54)%	0.58%	0.25%	(0.12)%	(0.28)%
Portfolio turnover rate	105%	59%	44%	43%	40%

(1)Net investment income (loss) per share is calculated using the average shares outstanding method for the years ended September 30, 2020, 2019 and 2018.
(2)Net investment loss per share is calculated using the ending accumulated net investment loss balances prior to consideration or adjustment for permanent book-to-tax differences for each of the years ended September 30, 2017 and 2016.
(3)Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2020, 2019, 2018, 2017 and 2016.

Appendix D-1

Intrepid Disciplined Value Fund – Investor Class

	Year Ended September 30,
	2020	2019		2018	2017		2016
NET ASSET VALUE:
Beginning of year	$9.91	$10.63		$10.89	$10.62		$9.98
OPERATIONS:
Net investment income (loss)(1)(2)	(0.04)	0.00	(3)	0.05	0.00	(3)	0.07
Net realized and unrealized gain (loss) on investment securities	0.23	(0.54)		0.07	0.70		1.07
Total from operations(4)	0.19	(0.54)		0.12	0.70		1.14
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.03)		(0.08)	(0.06)		(0.04)
From net realized gains	—	(0.15)		(0.30)	(0.37)		(0.46)
Total distributions	(0.04)	(0.18)		(0.38)	(0.43)		(0.50)
NET ASSET VALUE:
End of year	$10.06	$9.91		$10.63	$10.89		$10.62
Total return	1.97%	-4.87%		1.06%	6.80%		11.91%
Net assets at end of year (000s omitted)	$19,173	$42,335		$33,805	$45,456		$47,991
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.84%	1.63%		1.47%	1.41%		1.34%
After expense reimbursement/recoupment	1.30%	1.30%		1.30%	1.30%		1.30%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(0.96)%	(0.34)%		0.27%	(0.10)%		0.62%
After expense reimbursement/recoupment	(0.42)%	(0.01)%		0.44%	0.01%		0.66%
Portfolio turnover rate	109%	98%		51%	13%		32%

(1)Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences for the years ended September 30, 2019, 2018, 2017 and 2016.
(2)Net investment income per share is calculated using the average shares outstanding method for the year ended September 30, 2020.
(3)The amount represents less than $0.01 per share.
(4)Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2020, 2019, 2018, 2017 and 2016.

Appendix D-2

PART B

Statement of Additional Information
December [ ], 2020
REORGANIZATION OF
INTREPID DISCIPLINED VALUE FUND
a series of Intrepid Capital Management Funds Trust
IN EXCHANGE FOR SHARES OF
INTREPID ENDURANCE FUND
a series of Intrepid Capital Management Funds Trust

c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-888-996-3863
This Statement of Additional Information dated December [ ], 2020 (the “SAI”) is not a prospectus. An Information Statement/Prospectus dated December [ ], 2020 (the “Information Statement/Prospectus”) related to the above referenced matter may be obtained from Intrepid Capital Management Funds Trust (the “Trust”), on behalf of the Intrepid Disciplined Value Fund, by writing or calling the Trust at the address and telephone number shown above. This SAI should be read in conjunction with such Information Statement/Prospectus.
You should rely only on the information contained in this SAI and the Information Statement/Prospectus. The Trust has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.
Table of Contents
1.The Prospectus and Statement of Additional Information for the Intrepid Disciplined Value Fund, dated January 31, 2020 (on file with the SEC (http://www.sec.gov) (File Nos. 811-21625; 033-118634) (Accession No. 0000894189-20-000954)), and as supplemented March 17, 2020 (on file with the SEC (http://sec.gov) (File No. 333-118634) (Accession No. 0000894189-20-002037)) and as supplemented on November 20, 2020 (on file with the SEC, (http://www.sec.gov) (File Nos. 811-21625; 033-118634) (Accession No. 0000894189-20-009159)), is incorporated by reference.
2.The Prospectus and Statement of Additional Information for the Intrepid Endurance Fund, dated January 31, 2020 (on file with the SEC (http://www.sec.gov) (File Nos. 811-21625; 033-118634) (Accession No. 0000894189-20-000954)), and as supplemented March 17, 2020 (on file with the SEC (http://sec.gov) (File No. 333-118634) (Accession No. 0000894189-20-002037)) is incorporated by reference.
3.The Annual Report on Form N-CSR of Intrepid Capital Management Funds Trust for the fiscal year ended September 30, 2020 (on file with the SEC (http://www.sec.gov) (File No. 811-21625) (Accession No. [ ])), is incorporated by reference.
4.The Semi-Annual Report on Form N-CSR of Intrepid Capital Management Funds Trust for the period ended March 31, 2020 (on file with the SEC (http://www.sec.gov) (File No. 811-21625) (Accession No. 0000898531-20-000267)), is incorporated by reference.
5.Pro Forma Financial Information.
Part B-1

Incorporation by Reference

The following documents are incorporated by reference into this SAI:
•The Prospectus and Statement of Additional Information for the Intrepid Disciplined Value Fund, dated January 31, 2020 (on file with the SEC (http://www.sec.gov) (File Nos. 811-21625; 033-118634) (Accession No. 0000894189-20-000954)), and as supplemented March 17, 2020 and as supplemented on November 20, 2020 (on file with the SEC, (http://www.sec.gov) (File Nos. 811-21625; 033-118634) (Accession No. 0000894189-20-009159)), is incorporated by reference.
•The Prospectus and Statement of Additional Information for the Intrepid Endurance Fund, dated January 31, 2020 (on file with the SEC (http://www.sec.gov) (File Nos. 811-21625; 033-118634) (Accession No. 0000894189-20-000954)), and as supplemented March 17, 2020 (on file with the SEC (http://sec.gov) (File No. 333-118634) (Accession No. 0000894189-20-002037)), is incorporated by reference.
•The Semi-Annual Report on Form N-CSR of Intrepid Capital Management Funds Trust for the period ended March 31, 2020 (on file with the SEC (http://www.sec.gov) (File No. 811-21625) (Accession No. 0000898531-20-000267)), is incorporated by reference.
•The Annual Report on Form N-CSR of Intrepid Capital Management Funds Trust for the fiscal year ended September 30, 2020 (on file with the SEC (http://www.sec.gov) (File No. 811-21625) (Accession No. [ ])), is incorporated by reference.
PRO FORMA FINANCIAL INFORMATION
Under the Agreement and Plan of Reorganization (the “Plan”), the Intrepid Disciplined Value Fund (the “Acquired Fund”) is proposed to be reorganized into the Intrepid Endurance Fund (the “Acquiring Fund”) (each, a “Fund,” and together, the “Funds”) (the “Reorganization”).

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Fund and the Acquiring Fund for the twelve-month period ended September 30, 2020. The unaudited pro forma information provided herein should be read in conjunction with the Prospectus and the historical financial statements of the Acquired Fund and the Acquiring Fund, which are available in the annual report to shareholders for the fiscal year ended September 30, 2020 for the Acquired Fund and the Acquiring Fund.

The Reorganization’s primary purpose is to combine the assets of the Acquired Fund with the Acquiring Fund in a belief that it will benefit shareholders of the Acquired Fund who wish to maintain investments in a similar strategy. In addition, combining the portfolios will eliminate the likelihood that Intrepid Capital Management, Inc. (“Intrepid” or the “Adviser”) will find it necessary to liquidate the Acquired Fund because it can no longer subsidize the expenses of the Acquired Fund.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended September 30, 2020, has been prepared to give effect to the proposed Reorganization pursuant to the Plan as if it had been consummated on September 30, 2020.

Basis of Pro Forma Financial Information

On November 17, 2020, the Funds’ Board of Trustees (the “Board”) approved a Plan whereby the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund. Shareholders of the Acquired Fund would receive shares of the Acquiring Fund equivalent in value to their investments in the Acquired Fund at the time of the Reorganization, and the Acquired Fund then would be dissolved. These events would happen on a single day, which is currently expected to be January 22, 2021.

Part B-2

The Acquiring Fund shares to be issued to the Acquired Fund shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that the Acquiring Fund receives from the Acquired Fund Shares, as determined pursuant to the terms of the Plan. All Acquiring Fund shares to be delivered to the Acquired Fund will be delivered at net asset value without a sales load, commission, or other similar fee being imposed. All securities held by the Acquired Fund comply with the investment objectives, strategies, and restrictions of the Acquiring Fund at September 30, 2020. The Reorganization is expected to be tax-free for U.S. federal income tax purposes; therefore, no gain or loss will be recognized by the Acquired Fund shareholders as a result of the Reorganization.

Under generally accepted accounting principles generally accepted in the United States of America (U.S. GAAP), the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated. The Acquiring Fund will be the surviving fund for accounting purposes. The results of operations of the Acquiring Fund for pre-combination periods will not be restated.

Table 1 – Reorganization Shares

The Acquired Fund (the Acquired Fund is a series of Intrepid Capital Management Funds Trust)	Reorganizes Into	The Acquiring Fund (the Acquiring Fund is a series of Intrepid Capital Management Funds Trust)
Intrepid Disciplined Value Fund Investor Class: ICMTX	→	Intrepid Endurance Fund Investor Class: ICMCX

Institutional Class shares of the Acquired Fund are not currently offered for purchase, therefore, there will be no impact to the Institutional Class shares of the Acquiring Fund as part of this Reorganization.

Table 2 – The Acquired Fund’s and Acquiring Fund’s Net Assets as of September 30, 2020

The following table sets forth the net assets of the Intrepid Disciplined Value Fund and the Intrepid Endurance Fund, and on a pro forma basis the successor Intrepid Endurance Fund, as of September 30, 2020 after giving effect to the Reorganization. Information regarding the Institutional Share class for each Fund has been omitted because the Institutional Share class is not currently available for purchase for the Intrepid Disciplined Value Fund and does not have any shareholders or assets.

Fund Capitalization as of September 30, 2020	Net Assets	Shares Outstanding		Net Asset Value Per Share

Intrepid Disciplined Value Fund
Investor	$19,173,117	1,906,054		$10.06

Intrepid Endurance Fund
Investor	$38,376,170	2,722,827		$14.09

Adjustments
Investor	—	-545,293	[1]	—

Intrepid Endurance Fund (Pro Forma)
Investor	$57,549,287	4,083,588		$14.09

1 The decrease in Shares Outstanding is due to the net assets of the Intrepid Disciplined Value Fund purchasing shares of the Intrepid Endurance Fund.

Part B-3

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma Acquiring Fund as if the Reorganization had taken place on the first day of the period disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund, and have been prepared in accordance with GAAP, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Table of Adjustments

EXPENSE CATEGORY	Increase (Decrease) in Expenses
Accounting, Custody, Administration, and Transfer Agent Fees[1]	$(31,500)
Professional Fees[2]	$(40,163)
Trustees Fees[3]	$0
Miscellaneous Expenses[4]	$(36,576)
Fees Waived and Expenses Reimbursed[5]	$50,048
Total Adjustments	$(58,191)

1 Administrative, transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the administrative services and transfer agency services agreements.
2 Professional fees were reduced to eliminate the effects of duplicative fees for audit and tax compliance services.
3 Trustee fees reflect the trustee compensation plan in effect for the Acquiring Fund for the fiscal year ended September 30, 2020.
4 Miscellaneous expenses were reduced to eliminate the effects of duplicative fees for other services.
5 During the fiscal year ended September 30, 2020, Intrepid Capital Management, Inc. (“Intrepid”) has contractually agreed to reduce its fees and/or reimburse the Acquired Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the average daily net assets for the Investor Class shares of the Acquired Fund.  In connection with the Reorganization, Intrepid also contractually agreed to reduce its fees and/or reimburse the Acquiring Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the Fund’s average daily net assets.

The actual and pro forma net expense ratios of the Funds for the fiscal year ended September 30, 2020 were as follows.

Net Expense Ratio(1)	Acquired Fund: Intrepid Disciplined Value Fund	Acquiring Fund: Intrepid Endurance Fund	Intrepid Endurance (pro forma)
Investor Class	1.32%	1.41%	1.31%
(1) Intrepid has contractually agreed to reduce its fees and/or reimburse the Intrepid Disciplined Value Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the average daily net assets for the Investor Class shares of the Fund. The Intrepid Disciplined Value Fund does not offer Institutional Class shares. This expense limitation agreement will continue in effect until January 31, 2022.  Effective January 22, 2021, in connection with the Reorganization, the Adviser has contractually agreed to reduce its fees and/or reimburse the Intrepid Endurance Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the Fund’s average daily net assets for the Investor Class shares of the Fund.  This contractual expense limitation will continue in effect until January 31, 2023. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. A Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.

Accounting Policy

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

Part B-4

Accounting Survivor

After giving effect to the proposed Reorganization, the Intrepid Endurance Fund will be the accounting survivor. The Acquiring Fund will have the same portfolio management team, investment objective, principal investment strategies, expense structure, and investment policies, restrictions and limitations of the Intrepid Endurance Fund as described in the Annual Report to Shareholders for the fiscal year ended September 30, 2020.

U.S. Federal Income Taxes

It is expected that the Reorganization will be a tax-free reorganization for U.S. federal income tax purposes. In a tax-free reorganization:

1.No gain or for U.S. federal income tax purposes loss generally is recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund by the Acquired Fund to its shareholders in termination of the Acquired Fund.

2.No gain or loss for U.S. federal income tax purposes generally is recognized by the Acquired Fund’s shareholders upon the exchange of the shares of the Acquired Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.

3.The historical cost of investment securities generally is carried forward to the Acquiring Fund. A Fund’s tax-basis distributable earnings are determined only at the end of each fiscal year.

Prior to the Closing Date, the Intrepid Disciplined Value Fund will declare a distribution or distributions to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing date (after reduction for any capital loss carryforward). The Intrepid Disciplined Value Fund will declare and pay a dividend prior to the Closing Date to distribute any remaining accumulated net investment income or capital gains. At September 30, 2020, the Intrepid Disciplined Value Fund has short-term tax basis capital losses of $2,806,676 which may be carried forward to offset future capital gains. Included in the total capital loss carryforward, the Intrepid Disciplined Value Fund has a remaining short-term capital carryforward of $595,538 that it inherited as result of the merger with the Intrepid Select Fund. These capital loss carryforwards are further subject to an annual limitation of $523,159 pursuant to Section 382. At September 30, 2020, the Intrepid Endurance Fund has short-term tax basis capital losses of $4,845,254 and long-term tax basis capital losses of $7,284,207 which may be carried forward to offset future capital gains. The Intrepid Disciplined Value Fund had late year losses of $90,117.

To the extent that the Intrepid Endurance Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire. The Intrepid Endurance Fund had late year losses of $527,204, which the Fund will elect to defer to the first day of its next tax year. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end September 30, 2020, or for any other tax years which are open for exam. As of September 30, 2020, the Funds’ open tax years include the tax years ended September 30, 2017 through 2020. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. Each Fund is expected to have capital loss carryovers and unrealized losses at time of the Reorganization.

Reorganization Costs

The cost of the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Acquired Fund all materials relating to the Reorganization as well as the conversion costs associated with the Reorganization, will be shared by the Adviser and the Funds. The total cost of the Reorganization is approximately $52,000. Intrepid will pay 60% of the costs of the Reorganization, the Acquired Fund will pay 20% of the costs of the Reorganization, and the Acquiring Fund will pay the remaining 20% of the costs of the Reorganization.

Part B-5

Security Valuation

The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value (“NAV”).  Each Fund normally calculates its NAV as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  The NYSE is closed on national holidays, Good Friday and weekends.  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  The NAV is determined by adding the value of a Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding.  Due to the fact that different expenses are charged to the Institutional Class and Investor Class shares of a Fund, the NAV of the two classes of a Fund may vary.  Each Fund values money market instruments it holds at their amortized cost, as long as the Adviser determines that amortized cost approximates the fair value of the instruments under valuation procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees.  Each Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Adviser under such valuation procedures.

Fair Value Pricing

The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and a Fund may not be able to sell the security at the fair market value.  Market quotations may not be available, for example if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.  Market quotations of debt securities and equity securities not traded on a securities exchange may not be reliable if the securities are thinly traded.  Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotations and the close of trading on the NYSE.  Because some foreign markets are open on days when a Fund does not price its shares, the value of a Fund’s holdings (and correspondingly, a Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

With regard to foreign equity securities, the Funds may use a systematic fair valuation methodology provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on foreign exchanges.  The Board of Trustees has approved the use of such independent pricing service.  By fair valuing securities whose prices may have been affected by events occurring between the time a foreign exchange closes and the close of the NYSE, the Funds deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a Fund’s portfolio holdings and the net asset value of the Fund’s shares, and seek to help ensure that the prices at which the Funds’ shares are purchased and redeemed are fair.

Repositioning

Due to similarities in investment objective, investment strategies and risks, and size of each Fund, only a minor repositioning of the portfolio assets of the Acquired Fund is anticipated before the reorganization. There is no anticipated repositioning of portfolio assets of the Acquiring Fund, either before or after the Reorganization. In addition, Intrepid may continue to buy or sell portfolio securities in the normal course of business.

Part B-6

PART C
Other Information
Item 15.    Indemnification
Reference is made to Article VI of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-118634) on August 27, 2004), Article VIX of Registrant’s Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 333-118634) on August 27, 2004), and Section 7 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 333-118634 on December 8, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”
Item 16.    Exhibits

Exhibit No.	Exhibit
(1)(a)	Certificate of Trust is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(1)(b)
Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(1)(c)
Amended Schedule A to Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(2)	By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(3)	Not applicable.
(4)	A copy of the Agreement and Plan of Reorganization between Intrepid Capital Management Funds Trust, on behalf of Intrepid Disciplined Value Fund and Intrepid Endurance Fund, and Intrepid Capital Management, Inc., dated December [ ], 2020, is attached to Part A of Form N-14 as an appendix.
(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(6)(a)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Endurance Fund (formerly known as the Intrepid Small Cap Fund) is herein incorporated by reference from Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 13, 2005.

Part C-1

(6)(b)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Disciplined Value Fund (formerly known as Intrepid All Cap Fund) is herein incorporated by reference from Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 16, 2007.

(7)(a)
Distribution Agreement between Intrepid Capital Management, Inc. and Quasar Distributors, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(7)(b)
Second Amendment to the Distribution Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(7)(c)
Third Amendment to the Distribution Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(7)(d)
Fourth Amendment to the Distribution Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(7)(e)
Fifth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(7)(f)
Sixth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(8)	Not applicable.
(9)(a)
Amended and Restated Custody Agreement, dated October 1, 2012, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(9)(b)
Amendment to Amended and Restated Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(10)(a)
Amended Service and Distribution Plan pursuant to Rule 12b-1 is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(10)(b)
Amended Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(10)(c)	Reserved
(11)	Opinion and Consent issued by Foley & Lardner LLP regarding the validity of shares to be issued — to be filed by amendment.
(12)	Opinion and Consent of Foley & Lardner LLP regarding certain tax matters for the Intrepid Endurance Fund and the Intrepid Disciplined Value Fund — to be filed by amendment.
(13)(a)(i)
Fund Administration Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(13)(b)(ii)
First Amendment to the Fund Administration Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(13)(b)(iii)
Second Amendment to the Fund Administration Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

Part C-2

(13)(b)(iv)
Third Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(13)(b)(v)
Fourth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(13)(b)(vi)
Fifth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(13)(b)(vii)
Sixth Amendment to the Fund Administration Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(13)(b)(viii)
Seventh Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(13)(b)(ix)
Eighth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(13)(c)(i)
Transfer Agent Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(13)(c)(ii)
Second Amendment to the Transfer Agent Servicing Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(13)(c)(iii)
Third Amendment to the Transfer Agent Servicing Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(13)(c)(iv)
Fourth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 2, 2009.

(13)(c)(v)
Sixth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 29, 2010.

(13)(c)(vi)
Seventh Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 12, 2010.

(13)(c)(vii)
Eighth Amendment to the Transfer Agent Servicing Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(13)(c)(viii)
Ninth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 19, 2014.

(13)(c)(ix)
Tenth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

Part C-3

(13)(d)(i)
Operating Expenses Limitation Agreement dated November 15, 2016 between the Trust, on behalf of the Intrepid Endurance Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 30, 2017.

(13)(d)(ii)
Operating Expenses Limitation Agreement dated January 31, 2014 between the Trust, on behalf of the Intrepid Disciplined Value Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 29, 2014.

(14)	Consent of Independent Registered Public Accounting Firm Deloitte & Touche LLP — filed herewith.
(15)	Not applicable.
(16)
Powers of Attorney is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 3, 2004.

(17)	None.

Item 17.    Undertakings
(1)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.
(2)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.
(3)The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 upon closing of the Reorganization.

Part C-4

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Jacksonville Beach and State of Florida on November 25, 2020.

Intrepid Capital Management Funds Trust

By: /s/ Mark F. Travis
Mark F. Travis
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on November 25, 2020 by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Mark F. Travis	President and Trustee	November 25, 2020
Mark F. Travis

/s/ Donald C. White	Secretary and Treasurer	November 25, 2020
Donald C. White

John J. Broaddus*	Trustee	November 25, 2020
John J. Broaddus

Peter R. Osterman, Jr.*	Trustee	November 25, 2020
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee	November 25, 2020
Ed Vandergriff, Jr.

*By: /s/ Mark F. Travis		November 25, 2020
 Mark F. Travis
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on December 3, 2004, and is incorporated by reference.

C-5

EXHIBIT INDEX

Exhibit Number	Description
EX. (14)	Consent of Independent Registered Public Accounting Firm Deloitte & Touche LLP

C-6